   As filed with the Securities and Exchange Commission on November 24, 1997
                                           Registration Nos. 33-11905, 811-5010
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                            REGISTRATION STATEMENT
                    UNDER THE SECURITIES ACT OF 1933       [X]
                        Post-Effective Amendment No. 24
                                      and
                            REGISTRATION STATEMENT
                 UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                               Amendment No. 26
                              relating solely to:
                THE MONITOR INTERMEDIATE GOVERNMENT INCOME FUND
 (no information relating to any other series of the Registrant is amended or superseded hereby),
                                  a series of
                               THE MONITOR FUNDS
              (Exact Name of Registrant as Specified in Charter)

                             41 South High Street
                             Columbus, Ohio 43287
                    (Address of Principal Executive Office)
                                1-800-544-8347
                        (Registrant's Telephone Number)

                      David G. Lee, Senior Vice President
                              SEI Fund Resources
                            One Freedom Valley Road
                           Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   Copy to:
                              Paul R. Rentenbach
                              Dykema Gossett PLLC
                            400 Renaissance Center
                            Detroit, Michigan 48243
                             (313) 568-6915 (FAX)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box):
     [ ]  60 days after filing pursuant to Rule 485(a)(1), or
     [ ]  On               , 199  , pursuant to Rule 485(a)(1), or
     [ ]  75 days after filing pursuant to Rule 485(a)(2), or
     [X]  On February 6, 1998, pursuant to Rule 485(a)(2).
     [ ]  Immediately upon filing pursuant to Rule 485(b), or
     [ ]  On April 30, 1997, pursuant to Rule 485(b)

If appropriate, check this box:

     [ ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                             CROSS REFERENCE SHEET

NOTE: References set forth below are to headings in either the Prospectus for Trust Shares of The Monitor Funds or the Prospectus for Investment Shares of The Monitor Funds, as indicated by brackets

Form N-1A Part A Item                            Location in Prospectus
---------------------                            ----------------------
Item 1.   Cover Page............................ Cover Page
Item 2.   Synopsis.............................. Summary; Fee Table and Example
Item 3.   Condensed Financial Information....... Not Applicable
Item 4.   General Description of Registrant..... The Funds' Investment Objectives; Additional Information on Portfolio
                                                 Investments and Strategies; Investment Restrictions
Item 5.   Management of the Fund................ Management of the Trust
Item 5a.  Management's Discussion of Fund
          Performance........................... Not Applicable
Item 6.   Capital Stock and Other Securities.... Distributions and Taxes; Organization of the Trust; Shareholder
                                                 Inquiries; Other Classes of Shares
Item 7.   Purchase of Securities Being
          Offered............................... How the Funds Value Their Shares; [How to Buy Investment Shares];
                                                 [How to Buy Trust Shares]; [How to Exchange Investment Shares
                                                 Among the Monitor Funds]; [How to Exchange Trust Shares Among
                                                 the Monitor Funds]; Management of the Trust--Distribution of Shares;
                                                 Management of the Trust--Distribution Plan [Investment Shares only]
Item 8.  Redemption or Repurchase............... [How to Redeem Investment Shares] [How to Redeem Trust Shares];
                                                 Systematic Withdrawal Program; Accounts with Low
                                                 Balances [Investment Shares only]
Item 9.  Pending Legal Proceedings.............. Not Applicable

                                                 Location in Statement of
Form N-1A Part B Item                            Additional Information
---------------------                            ------------------------
Item 10.  Cover Page............................ Cover Page
Item 11.  Table of Contents..................... Table of Contents
Item 12.  General Information and History....... Definitions; Additional Information About the Trust and its Shares
Item 13.  Investment Objectives and Policies.... Investment Objectives and Policies of the Trust; Investment
                                                 Restrictions
Item 14.  Management of the Fund................ Management of the Trust
Item 15.  Control Persons and Principal
          Holders of Securities................. Fund Ownership
Item 16.  Investment Advisory and
          Other Services........................ Investment Adviser; Administrator; Distributor;
                                                 Custodian; Transfer Agent and Dividend Disbursing Agent;
                                                 Independent Auditors
Item 17.  Brokerage Allocation and Other
          Practices............................. Portfolio Transactions; Brokerage and Research Services
Item 18.  Capital Stock and Other Securities.... Dividends and Distributions
Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered........... Distribution Plan [Investment Shares only]; Determination of Net Asset
                                                 Value; Additional Purchase Information--Payment in Kind
Item 20.  Tax Status............................ Taxes
Item 21.  Underwriters.......................... Not Applicable
Item 22.  Calculation of Performance Data....... Performance Information
Item 23.  Financial Statements.................. Incorporated by Reference into the Combined Statement of
                                                 Additional Information by reference to the Trust's Combined Annual
                                                 Report dated December 31, 1996, and the Trust's Combined Semi-
                                                 Annual Report dated June 30, 1997

Form N-1A Part C
----------------
Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

                                  PROSPECTUS

                THE MONITOR INTERMEDIATE GOVERNMENT INCOME FUND
                               INVESTMENT SHARES

  The Investment Shares of The Monitor Intermediate Government Fund (the "Fund") offered by this Prospectus represent interests in a diversified portfolio of securities that is one of a series of eleven investment portfolios in The Monitor Funds, a Massachusetts business trust (the "Trust") which is an open-end management investment company (a mutual fund). Investment Shares may be purchased through The Huntington Investment Company, Huntington Personal Bankers or the Investor Services Department pursuant to agreements between The Huntington Investment Company or The Huntington National Bank, and SEI Investments Distribution Co. (the "Distributor"), the Trust's distributor.
  The investment objective of the Fund is to provide a high level of current income. The Fund will pursue this objective by investing primarily in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, in the form of U.S. Treasury bills, notes and bonds, and mortgage-backed securities and collateralized mortgage obligations which have a dollar-weighted average maturity not exceeding ten years.
  The Fund is offered in two classes of shares, Investment Shares and Trust Shares. This Prospectus relates only to Investment Shares of the Fund. This Prospectus sets forth concisely what a shareholder should know before investing in Investment Shares of the Fund and should be read carefully and retained for future reference. The Combined Statement of Additional Information dated April 30, 1997, as supplemented on November 20, 1997, and February 6, 1998, for Investment Shares and Trust Shares has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. FOR A FREE COPY OF THE COMBINED STATEMENT OF ADDITIONAL INFORMATION, AS SUPPLEMENTED, CALL THE INVESTOR SERVICES DEPARTMENT
AT: (IN OHIO) 614-480-5580 OR (OUTSIDE THE 614 AREA CODE) 800-253-0412.
                         THE HUNTINGTON NATIONAL BANK
                              Investment Adviser
                              SEI FUND RESOURCES
                                 Administrator
                       SEI INVESTMENTS DISTRIBUTION CO.
                                  Distributor
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE INVESTMENT COMPANY SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, THE HUNTINGTON NATIONAL BANK, NOR ARE THEY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY AGENCY SPONSORED BY THE FEDERAL GOVERNMENT OR ANY STATE. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                               February 6, 1998

                               TABLE OF CONTENTS
                                                                            PAGE

GENERAL INFORMATION............................................................1
 Risk Factors..................................................................1
FEE TABLE AND EXAMPLE..........................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2
ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS AND STRATEGIES.................3
 U.S. Government Securities....................................................4
 Repurchase Agreements.........................................................5
 When-Issued and Delayed Delivery Transactions.................................6
 Lending of Portfolio Securities...............................................6
 Options and Futures Contracts.................................................7
 Mortgage-Related Securities...................................................
 Mortgage Pass-Through Securities..............................................
 Adjustable Rate Mortgage Securities...........................................
 Stripped Mortgage-Backed Securities...........................................
INVESTMENT RESTRICTIONS........................................................8
HOW THE FUND VALUES SHARES.....................................................8
HOW TO BUY INVESTMENT SHARES...................................................9
 To Place an Order.............................................................9
 Minimum Investment Required..................................................10
 What Shares Cost.............................................................10
  Purchases At Net Asset Value................................................10
  Dealer Concession...........................................................10
  Reducing the Sales Charge...................................................11
  Quantity Discounts and Accumulated Purchases................................11
  Letter of Intent............................................................11
                                                                            PAGE

  Reinstatement Privilege.....................................................12
  Concurrent Purchases........................................................12
 Systematic Investment Program................................................12
HOW TO EXCHANGE INVESTMENT SHARES AMONG THE FUNDS.............................13
 By Telephone.................................................................13
 By Mail......................................................................14
HOW TO REDEEM INVESTMENT SHARES...............................................14
 Redeeming by Telephone.......................................................15
 Redeeming by Mail............................................................15
 Redeeming by Fax.............................................................16
SYSTEMATIC WITHDRAWAL PROGRAM.................................................16
ACCOUNTS WITH LOW BALANCES....................................................16
MANAGEMENT OF THE TRUST AND SERVICE PROVIDERS.................................17
 Distribution of Investment Shares............................................17
 Distribution Plan............................................................18
  Shareholder Servicing Arrangements..........................................18
 Administration of the Fund...................................................19
 Custodian, Recordkeeper, Transfer Agent, and Dividend Disbursing Agent.......19
 Independent Auditors.........................................................19
DISTRIBUTIONS AND TAXES.......................................................19
 Distribution Options.........................................................19
 Taxes........................................................................19
ORGANIZATION OF THE TRUST.....................................................21
 Voting Rights................................................................22
PERFORMANCE DATA AND COMPARISONS..............................................22
SHAREHOLDER INQUIRIES.........................................................23
OTHER CLASSES OF SHARES.......................................................23

                              GENERAL INFORMATION

  The Trust, a management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated February 10, 1987. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities (individually, a "fund," or collectively, the "funds"). The shares in any one portfolio may be offered in separate classes. As of the date of this Prospectus, the Board of Trustees has established two classes of shares, known as Trust Shares and Investment Shares, in all of the funds. This Prospectus relates solely to the Investment Shares of The Monitor Intermediate Government Income Fund (the "Fund").

  For information on how to purchase Investment Shares of the Fund, please refer to "How to Buy Investment Shares." A minimum initial investment of $1,000 is required for the Fund. Subsequent investments in the Fund must be in amounts of at least $50. Investment Shares of the Fund are sold at net asset value plus a sales charge, where applicable. Shares of the Fund are redeemed at net asset value. Information on redeeming shares may be found under "How to Redeem Investment Shares." The Fund is advised by The Huntington National Bank ("Huntington" or the "Adviser").

RISK FACTORS

  Investors should be aware of the following general observations. The market value of fixed-income securities, which constitute a major part of the investments of the Fund, may vary inversely in response to changes in prevailing interest rates ("interest rate risk"). The Fund may make certain investments and employ certain investment techniques that involve special risks, including the use of repurchase agreements, lending portfolio securities, entering into futures contracts and related options as hedges and purchasing securities on a when-issued or delayed delivery basis. These investments and investment techniques may increase the volatility of the Fund's net asset value. Their risks are described under "Additional Information on Portfolio Investments and Strategies." The Fund may purchase debt obligations that are not rated if such obligations are considered by the Advisor to be of investment quality comparable to other rate obligations that can be purchased by the Fund.

  Since the Fund will invest a portion of its assets in mortgage-related securities it will be subject to prepayment risk. Prepayment risk results because, as interest rates fall, homeowners are more likely to refinance their home mortgages. When home mortgages are refinanced, the principal on mortgage-related securities held is prepaid earlier than expected. The Fund must then reinvest the unanticipated principal payments just at a time when interest rates on new mortgage investments are falling. Prepayment risk has two important effects on the Fund: (1) when interest rates fall and additional mortgage prepayments must be reinvested at lower interest rates, the Fund's income will be reduced; and (2) when interest rates fall, prices on mortgage-backed securities may not rise as much as comparable Treasury bonds because bond market investors may anticipate an increase in mortgage prepayments and a likely decline in income.

  The Fund's investments in mortgage-related securities also subject it to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

  The Fund's investments in mortgage-related securities may include derivative mortgage securities such as CMOs and stripped mortgage-backed securities which may involve risks in addition to those found in other mortgage-related securities. Recent market experience has shown that certain derivative mortgage securities may be highly sensitive to changes in interest and prepayment rates and, as a result, the prices of such securities may be highly volatile. In addition, recent market experience has shown that during periods of rising interest rates, the market for certain derivative mortgage securities may become more unstable and such securities may become more difficult to sell as market makers either choose not to repurchase such securities or offer prices, based on current market conditions, which are unacceptable to the Fund.

                             FEE TABLE AND EXAMPLE

  The following Fee Table and Example summarize the various costs and expenses that a shareholder of Investment Shares will bear, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases (as a percentage of offering price).................................................................. 2.00%

ANNUAL INVESTMENT SHARES OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                       TOTAL
                                                                     INVESTMENT
                                                                       SHARES
                                    MANAGEMENT  12B-1      OTHER     OPERATING
                                     FEES (1)  FEES (2) EXPENSES (3)  EXPENSES
                                    ---------- -------- ------------ ----------
Intermediate Government Income
 Fund..............................   0.50%     0.25%      0.30%       1.05%

--------
(1) Fees paid by the Fund for investment advisory services. See "Management of the Trust."
(2) Fees paid by Investment Shares of the Fund for distribution services provided with respect to Investment Shares. Total payments of up to 0.25 of 1% of the average daily net assets attributable to Investment Shares are permitted under the Distribution Plan. The Distributor may waive a portion of such fee, but can terminate any such voluntary waiver at any time in its sole discretion. See "Management of the Trust--Distribution Plan."
(3) Represents all other estimated expenses of the Fund including administration fees, custodian fees, transfer agent fees and dividend disbursing agent fees. See "Management of the Trust--Administration of the Funds."

EXAMPLE:
A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period, and (3) payment of the maximum sales load:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Intermediate Government Income Fund.............  $31     $53     $78     $148

  The purpose of the foregoing example is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares will bear directly or indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

                       INVESTMENT OBJECTIVE AND POLICIES

  The investment objective of the Fund is to provide investors with high level of current income. The Intermediate Government Income Fund invests primarily in obligations issued or guaranteed by the U.S. Government, it agencies or instrumentalities in the form of U.S. Treasury bills, notes and bonds, mortgage-backed securities and collateralized mortgage obligations having a dollar-weighted average maturity not exceeding ten years. As a fundamental policy, under normal market conditions, the Fund invests at least 65% of its assets in such securities. Certain of these securities may be subject to repurchase agreements and the Fund also may engage in transactions in interest rate futures contracts and options thereon. For a further description of these securities and other investment activities, see "Additional Information on Portfolio Investments and Strategies" herein.

  The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the outstanding shares. Unless otherwise noted in this Prospectus or in the Statement of Additional Information, the investment policies of the Fund are not fundamental and may be changed by the Trust's Board of Trustees (the "Trustees"). Any percentage limitation on the Fund's investments (or other activities) will be considered to be violated only if such limitation is exceeded immediately after, and is caused by, an acquisition of an investment (or the taking of such other action). For a description of the ratings of the NRSROs utilized by Huntington in managing the Fund's investments see the Appendix to the SAI.

        ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS AND STRATEGIES

U.S. GOVERNMENT SECURITIES

  U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies, or instrumentalities. THE CURRENT MARKET PRICES FOR SUCH SECURITIES ARE NOT GUARANTEED AND WILL FLUCTUATE. Investments in U.S. Government securities are limited to (a) direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds and (b) notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; The Student Loan Marketing Association; National Credit Union Administration; and Tennessee Valley Authority. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. Government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instruments are supported by (a) the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury, (b) the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality or (c) the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS

  Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Trustees believe that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by Huntington to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

  The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date. The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so.

LENDING OF PORTFOLIO SECURITIES

  In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis to brokers, dealers or other financial institutions. The Fund will only enter into loan arrangements with brokers, dealers or other financial institutions which Huntington has determined are creditworthy under guidelines established by the Trustees and must receive collateral equal to at least 102% of the current market value of the securities loaned. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. As a matter of fundamental policy, the aggregate value of all securities loaned by the Fund may not exceed 20% of the Fund's total assets.

  There is the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

OPTIONS AND FUTURES CONTRACTS

  The Fund may seek to increase its current return by writing covered call options and covered put options on its portfolio securities or other securities in which it may invest. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. The Fund may also buy and sell put and call options on its securities for hedging purposes. When the Fund writes a call option on a portfolio security, it gives up the opportunity to profit from any increases in the price of the security above the exercise price of the option. When it writes a put option, the Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

  The Fund may purchase and sell futures contracts and related options to hedge against changes in the value of securities it owns or expects to purchase. Futures contracts on a variety of stock and bond indices are currently available. An index is intended to represent a numerical measure of market performance by the securities making up the index. The Fund may purchase and sell futures contracts on any index approved for trading by the Commodity Futures Trading Commission to hedge against general changes in market values of securities which the Fund owns or expects to purchase. The Fund may also purchase and sell put and call options on index futures or directly on the underlying indices for hedging purposes. In addition, the Fund may purchase and sell futures contracts and related options on individual debt securities which the Fund owns or expects to purchase, if and when such futures contracts and options become available.

  In connection with its futures transactions, the Fund will be required to deposit as "initial margin" an amount of cash and/or securities. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. The Fund will not generally purchase or sell futures contracts or purchase or sell options on futures contracts if as a result the sum of initial margin deposits on the Fund's existing futures contracts and options written by the Fund plus premiums paid for outstanding options on futures contracts purchased by the Fund, would exceed 5% of a Fund's net assets.

  Options and futures transactions involve various risks, including the risk that the Fund may be unable at times to close out its positions, that such transactions may not accomplish their purposes because of imperfect market correlations, or that Huntington may not forecast market movements correctly. Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies by the Fund is dependent upon, among other things, the Fund's ability to terminate options and futures positions at times when Huntington deems it desirable to do so. Although the Fund will enter into an options or futures contract position only if Huntington believes that a liquid secondary market exists for such options or futures contract, there is no assurance that the Fund will be able to effect closing transactions at a particular time or at an acceptable price.

  The Fund generally expects that their options and futures transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter ("OTC") markets. The Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Huntington, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

  The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of Huntington to forecast market movements correctly. For more information about any of the options or futures portfolio transactions described above, see the SAI.

MORTGAGE-RELATED SECURITIES

  Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities, as the term is used in this Prospectus, include mortgage pass-through securities, adjustable rate mortgage securities, collateralized mortgage obligations and stripped mortgage-backed securities. These mortgage-related securities include derivative mortgage securities. Mortgage-relate securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers referred to in (b) and (c) above include originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

MORTGAGE PASS-THROUGH SECURITIES

  The mortgage pass-through securities in which the Fund invests provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. The Fund invests both in U.S. Government pass-through securities issued by GNMA, FNMA and FHLMC, and in pass-through securities issued by non-governmental issuers. Each of GNMA, FNMA and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC generally guarantees only ultimate collection of principal of the underlying mortgage loans.

ADJUSTABLE RATE MORTGAGE SECURITIES

  The Fund may also invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during period of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

  ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

  The Fund may invest in any CMO tranche, including "inverse floaters" and "Z tranches." An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered
Rate) or COFI (Cost of Fund Index). Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the changes in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by the Fund to attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

  Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

STRIPPED MORTGAGE-BACKED SECURITIES

  Some of the mortgage-related securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, Huntington intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue current income.

                            INVESTMENT RESTRICTIONS

  The Fund has adopted certain investment restrictions and limitations for the purpose of reducing its exposure in specific situations. These investment limitations are fundamental policies and may be changed with respect to the Fund only by a vote of a majority of the outstanding shares of the Fund.

  The Fund will not:

  (1) Invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities; or to repurchase agreements secured by such obligations).

  (2) Invest more than 10% of the value of its total assets in illiquid securities, including restricted securities, repurchase agreements of over seven days' duration and OTC options;

  (3) Borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings are outstanding); and

  (4) Make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in this Prospectus. To increase current income, the Fund may lend portfolio securities comprising up to 20% of total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily market-to-market basis in an amount at least equal to the current market value of the securities loaned.

                          HOW THE FUND VALUES SHARES

  The net asset value for Investment Shares of the Fund is determined by adding the interest of the Investment Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Investment Shares in the liabilities of the Fund and those attributable to Investment Shares, and dividing the remainder by the total number of Investment Shares outstanding. The net asset value of the Fund's Investment Shares will differ from that of Trust Shares due to the expense of the Rule 12b-1 fee applicable to the Fund's Investment Shares.

  Securities for which market quotations are readily available are stated at market value. Debt securities for which market quotations are not readily available will be valued on the basis of valuations provided by pricing services approved by the Trustees. Pricing services often use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining value. All other Fund assets are valued at their fair value following procedures approved by the Trustees.

  The Fund calculates net asset value per Investment Share as of the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each Business Day. As used herein, a "Business Day" constitutes Monday through Friday except (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (iv) other civil holidays when the Federal Reserve Banks or the financial markets are closed, such as Veterans' Day and Martin Luther King Day.

                         HOW TO BUY INVESTMENT SHARES

  Investment Shares of the Fund may be purchased through The Huntington Investment Company, Huntington Personal Bankers or the Investor Services Department (collectively, the "Huntington Group") pursuant to agreements between The Huntington Investment Company or The Huntington National Bank and the Distributor. Investors may purchase Investment Shares of the Fund on all Business Days. In connection with the sale of the Fund's Investment Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder.

  From time to time, the Trust may temporarily suspend the offering of shares of the Fund or either class of its shares. During the period of any such suspension and depending on the reasons for the suspension, persons who are already shareholders of the Fund or class may be permitted to continue to purchase additional shares and to have dividends reinvested. The Trust or the Distributor may refuse any order to purchase shares or waive any minimum purchase requirements. The Fund will issue certificates representing Investment Shares only upon request.

TO PLACE AN ORDER

  To purchase Investment Shares of the Fund, an investor may call The Huntington Investment Company at 800-322-4600, or the investor's Personal Banker directly. All other investors should call the Investor Services Department at (in Ohio) 614-480-5580 or (outside the 614 Area Code) 800-253-0412.

  Payment may be made either by check or wire transfer of federal funds. To purchase by check, the check must be included with the order and made payable to the name of the Fund, designating Investment Shares. If a shareholder pays for Investment Shares by check and the check does not clear, the purchase will be cancelled, and the shareholder may be charged a fee and will be liable for any losses incurred. Neither initial nor subsequent investments will be made by third party check. Orders are considered received after payment by check is converted into federal funds by the Fund's transfer agent, SEI Investments Management Corporation (the "Transfer Agent").

  When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt by the Transfer Agent. Payment by wire must be received by the applicable member of the Huntington Group before 4:00 p.m. (Eastern Time) in order for Investment Shares of the Fund to be purchased at that day's price. Prior to purchasing by wire, investors should call the applicable member of the Huntington Group. It is the responsibility of the applicable member of the Huntington Group to transmit orders promptly to the Transfer Agent. Federal funds should be wired as follows: Huntington National Bank, ABA 044000024, Trust Department, Account Number 01891160404, Monitor Retail, Attention: Shareholder Services.

MINIMUM INVESTMENT REQUIRED

  The minimum initial investment in Investment Shares of the Fund is $1,000. Subsequent investments must be in amounts of at least $50.

WHAT SHARES COST

  Investment Shares of the Fund are sold at their net asset value per share next determined after an order is received, plus a sales charge as follows:

                                            SALES CHARGE AS      SALES CHARGE AS
                                            A PERCENTAGE OF      A PERCENTAGE OF
      AMOUNT OF TRANSACTION              PUBLIC OFFERING PRICE NET AMOUNT INVESTED
      ---------------------              --------------------- -------------------
      Less than $500,000                         2.00%                2.04%
      $500,000 but less than $750,000            1.50%                1.52%
      $750,000 but less than $1 million          0.75%                0.76%
      $1 million or more                         0.00%                0.00%

  Purchases at Net Asset Value. Investment Shares issued through reinvestment of dividends and capital gains distributions are not subject to a sales charge. In addition, the Distributor has agreed to waive all sales loads imposed on purchases of Investment Shares of the Fund by the following persons: (a) current officers, directors, employees (and their spouses or immediate family members) and retired officers and employees (including their spouses) of Huntington Bancshares Incorporated or any of its subsidiaries; (b) persons who participate in certain financial services programs offered by the banking subsidiaries of Huntington Bancshares Incorporated; and (c) persons who are current members of certain affinity groups (such as trade associations or membership associations) that have entered into written agreements with the Trust's Investment Advisor and the Distributor providing for such a sales load waiver. Potential investors who believe that they are eligible for this sales load waiver may contact the Investor Services Department (1-800-253-0412) for further information.

  Dealer Concession. For sales of Investment Shares of the Fund, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. However, the Distributor will, periodically offer to pay cash, or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling Investment Shares of the Fund, from that portion of the sales load which the Distributor retains or any other source available to it. Such payments will be predicated upon the amount of Investment Shares of the Fund that are sold by the dealer.

  The sales charge for Investment Shares sold other than through registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the banks' customers in connection with the initiation of customer accounts and purchases of Investment Shares of the Fund.

  Reducing the Sales Charge. The sales charge can be reduced through:

    . quantity discounts and accumulated purchases;

    . signing a 13-month letter of intent;

    . using the reinstatement privilege; or

    . concurrent purchases.

  Quantity Discounts and Accumulated Purchases. As shown in the table above, larger purchases reduce the sales charge paid. The Distributor will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

  If an additional purchase of Investment Shares in one of the funds which imposes a sales charge is made, the Distributor will aggregate such additional purchases with previous purchases of Investment Shares of all other funds imposing a sales charge, provided that the prior purchases are still invested in one or more of the funds. For example, if a shareholder already owns Investment Shares having a current value at the public offering price of $700,000 and he purchases $50,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 0.75%, not 1.5%.

  To receive the sales charge reduction, an investor should complete the appropriate section of the account application at the time the purchase is made indicating that Investment Shares which impose a sales charge have been purchased and are still invested or that such purchases are being combined. The Distributor will reduce the sales charge after it confirms the purchase.

  Letter of Intent. If an investor intends to purchase at least $500,000 of Investment Shares in the Fund, over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the account application. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of the investment, which is based on the amount covered by the Letter of Intent.

  For example, assume an investor signs a Letter of Intent to purchase at least $750,000 in Investment Shares of the Fund at the time of signing the Letter of Intent, purchases $500,000 of Investment Shares of the Fund. The investor would pay an initial sales charge of 1.50% (the sales charge applicable to purchases of $500,000), and 0.75% of the investment (representing the difference between the 1.50% sales charge applicable to purchases of $500,000 and the 0.75% in sales charges already paid) would be held in escrow until the investor has purchased the remaining $250,000 or more of Investment Shares under the Letter of Intent.

  The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum initial investment of at least $25,000.

  A Letter of Intent will not obligate the investor to purchase Investment Shares, but if the investor does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

  Reinstatement Privilege. If Investment Shares have been redeemed, the shareholder has a one-time right, within 30 days of redemption, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The applicable member of the Huntington Group must be notified in writing of the reinvestment by the shareholder in order to eliminate a sales charge. If the shareholder redeems Investment Shares and utilizes the reinstatement privilege, there may be tax consequences.

  Concurrent Purchases. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Investment Shares in two or more series of the Trust, the public offering price of which includes a sales charge. To receive this sales charge reduction, the applicable Huntington Group member must be notified in writing by the shareholder (at the address provided below under "How to Exchange Investment Shares Among the Funds--By Mail") at the time the concurrent purchases are made. The Distributor will reduce the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PROGRAM

  Once an account has been opened, holders of Investment Shares of the Fund may add to their investment on a regular basis in minimum amounts of at least $50. Under this program, monies will be automatically withdrawn periodically from the shareholder's banking account and invested in Investment Shares of the Fund at the applicable public offering price per share next determined after an order is received by the Transfer Agent. Shareholders may apply for participation in this program by completing the appropriate section of the account application.

  If the shareholder's automatic investment program payment does not clear, the purchase will be cancelled and the shareholder may be charged a fee and will be liable for any losses incurred. Any subsequent such occurrences may result in the cancellation of the automatic investment program feature of the shareholder's account.

               HOW TO EXCHANGE INVESTMENT SHARES AMONG THE FUNDS

  Shareholders may exchange Investment Shares in any fund for Investment Shares in any other fund offering Investment Shares at the respective net asset values per Investment Share next determined after receipt of the request in good order, plus the applicable sales charge (if any) as described below. This privilege is available to shareholders resident in any state in which the Fund shares being acquired may be sold.

  No sales charge applies when Investment Shares are exchanged from a fund that imposes such a charge to a fund with no sales charge. If, however, a shareholder seeks to exchange shares of a fund that does not have a sales charge for shares of a fund that imposes such a charge, the shareholder will be required to pay the applicable sales charge of the fund into which the shares are exchanged. In all cases, shareholders will be required to pay a sales charge only once. Thus, for example, no sales charge applies when shares are exchanged among funds that impose a sales charge. Similarly, no sales charge applies where a shareholder exchanges shares of a fund with a sales charge for shares of a fund that does not impose such a charge and subsequently exchanges those shares back into a fund with a sales charge.

  In order to make an exchange, shareholders will be required to maintain the applicable minimum account balance in each fund in which shares are owned and must satisfy the minimum initial and subsequent purchase amounts of the fund into which shares are exchanged.

  If the exchanging shareholder does not have an account in the fund whose Investment Shares are being acquired, a new account will be established with the same registration and reinvestment options for dividends and capital gains distributions as the account of the fund from which the Investment Shares are exchanged, unless otherwise specified in writing by the shareholder. In the event the new account registration is not identical to that of the existing account, a signature guarantee will be required. (See "Redeeming By Mail" below.)

  An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized. In addition, if a shareholder exchanges shares of a fund that imposes a sales charge into another fund that imposes such a charge, there may be special tax consequences.

  The Trust's exchange privileges may be terminated or modified. Except as indicated below, shareholders will be given 60 days' prior notice of any such termination or any material amendment of existing exchange privileges. No notice will be given when the only material effect of an amendment is to reduce or eliminate any charges payable at the time of an exchange or under certain extraordinary circumstances, such as in connection with the suspension of the sale or redemption of fund shares. Shareholders may obtain further information on the exchange privilege by calling the applicable member of the Huntington Group.

BY TELEPHONE

  Shareholders may provide instructions for exchanges between funds by calling: The Huntington Investment Company at 800-322-4600; their Personal Banker directly or Investor Services Department at (in Ohio) 614-480-5580 or (outside the 614 Area Code) 800-253-0412. Investors may request the Trust's telephone exchange privilege on their account application. Information on this service can be obtained through the applicable member of the Huntington Group.

  Investment Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded and will be binding upon the shareholder. Because telephone exchange requests will be honored from anyone who provides the correct information (described below under "By Mail"), this service involves a possible risk of loss if someone uses the service without the shareholder's permission.

  Telephone exchange instructions must be received by the applicable member of the Huntington Group before 3:00 p.m. (Eastern Time) for Investment Shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time and shareholders will be notified of any such modification or termination. Shareholders may have difficulty in making exchanges by telephone during times of extreme economic or market conditions. If a shareholder cannot make contact by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to the appropriate member of the Huntington Group. Written instructions may require a signature guarantee. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL

  Shareholders may provide instructions for exchanges between the Monitor Funds by making a written request to the appropriate member of the Huntington Group at Huntington Center, 41 South High Street, Columbus, Ohio 43287.

  To exchange by letter or by telephone, a shareholder must state (1) the name of the fund from which the exchange is to be made (and designating that Investment Shares are involved), (2) the name(s) and address on the shareholder account, (3) the account number, (4) the dollar amount or number of Investment Shares to be exchanged, and (5) the fund into which the Investment Shares are to be exchanged. Written exchange requests must be signed by the shareholder, and it may be necessary to have the shareholder's signature guaranteed by a member firm of a national securities exchange or by a commercial bank, savings and loan association or trust company. Further documentation may be required, and a signature guarantee is generally required from corporations, executors, administrators, trustees and guardians.

                        HOW TO REDEEM INVESTMENT SHARES

  Shareholders may redeem all or any portion of the Investment Shares in their account on any Business Day at the appropriate net asset value per share next determined after a redemption request in proper form is received by the Transfer Agent. If an investor purchases Investment Shares by check and wishes to redeem those Investment Shares before the check clears, the Trust may delay payment of any redemption proceeds until the check clears. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by federal securities law.

REDEEMING BY TELEPHONE

  A shareholder may redeem Investment Shares by calling The Huntington Investment Company at 800-322-4600, their Personal Banker directly or the Investor Services Department at (in Ohio) 614-480-5580 or (outside the 614 Area Code) 800-253-0412. Requests for redemptions must be received by the appropriate member of the Huntington Group before 3:00 p.m. (Eastern Time) in order for Investment Shares to be redeemed at that day's net asset value.

  Members of the Huntington Group are responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. If at anytime the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

  Investors may request the Trust's telephone redemption privilege on their account application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through the members of the Huntington Group. Proceeds for redemptions will normally be wired to the shareholder's account with proper authorization (at a domestic commercial bank that is a member of the Federal Reserve System designated by the shareholder in writing) or a check will be sent to the address of record. Telephone redemption instructions may be recorded.

  In the event of extreme economic or market conditions, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as through written request, should be considered. If reasonable procedures are not followed by the Fund, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING BY MAIL

  Shareholders may redeem Investment Shares by sending a written request to the appropriate member of the Huntington Group. The written request should include the shareholder's name, the Fund name (designating Investment Shares), the account number, and the Investment Share or dollar amount requested.

  Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Transfer Agent, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

  --a trust company or commercial bank whose deposits are insured by the Bank
      Insurance Fund ("BIF"), which is administered by the FDIC;

  --a member of the New York, American, Midwest, or Pacific Stock Exchanges;

  --a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

  -- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

  The Fund does not accept signatures guaranteed by a notary public.

  The Fund and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

  Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request provided that Huntington has received payment for Investment Shares from the shareholder. Shares will be redeemed at the net asset value determined as of the end of the Business Day on which the written redemption request is received by the Transfer Agent.

REDEEMING BY FAX

  Shareholders wishing to expedite the redemption process may Fax a copy of their written request to the appropriate member of the Huntington Group at Fax No. 614-480-4682 (The Huntington Investment Company) or 614-480-5516 (Investor Services Department). Shareholders redeeming by Fax must call the appropriate member of the Huntington Group to confirm receipt of the written request. See "Redeeming By Telephone" in this Prospectus for a discussion of when shareholders will receive redemption proceeds when redeeming by Fax.

                         SYSTEMATIC WITHDRAWAL PROGRAM

  Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Investment Shares are redeemed at the applicable net asset value per Investment Share at the time of the withdrawal to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Investment Shares, and the fluctuation of the net asset value of Investment Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in Investment Shares. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in Investment Shares. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through the appropriate member of the Huntington Group. The Trust requires two to three days to process a systematic withdrawal and uses automated clearing house funds, which are transferred electronically and thus have the potential to be uninvested for up to 48 hours.

                          ACCOUNTS WITH LOW BALANCES

  Due to the high cost of maintaining accounts with low balances, the Fund may redeem Investment Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before Investment Shares are redeemed to close an account, the shareholder will be notified in writing and allowed 30 days to purchase additional Investment Shares to meet the minimum requirement.

                 MANAGEMENT OF THE TRUST AND SERVICE PROVIDERS

  The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund's business. Huntington serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Huntington is an indirect wholly-owned subsidiary of Huntington Bancshares Incorporated, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287.

  Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund. The Trust pays Huntington management fees, computed daily and payable monthly, for the Fund at the annual rate of 0.50% of the Fund's average daily net assets. Huntington may periodically waive all or a portion of its management fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

  Adviser's Background. Huntington is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"). With $21 billion in assets as of September 30, 1997, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services, and trust services. Huntington, a recognized investment advisory and fiduciary services subsidiary of HBI, provides investment advisory services for corporate, charitable, governmental, institutional, personal trust and other assets. Huntington is responsible for over $19 billion of assets, and has investment discretion over approximately $5 billion of that amount.

  Huntington has served as investment adviser to mutual funds since 1987 and has over 75 years of experience providing investment advisory services to fiduciary accounts. As part of its regular banking operations, Huntington may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Huntington. The lending relationship will not be a factor in the selection of securities for the Funds.

  Stephen M. Geis and Duane C. Carpenter, both Vice Presidents of Huntington, will be the co-managers of the Fund. Mr. Geis has over 19 years of experience in the investment management business and has been the portfolio manager of The Monitor Short/Intermediate Fixed Income Securities Fund and The Monitor Fixed Income Securities Fund since October 1989. Mr. Carpenter has more than 13 years of investment management experience and has been employed by Huntington or FMB-Trust as portfolio manager of the FMB Money Market Fund since 1993 and as portfolio manager of the FMB Intermediate Government Income Fund since 1991.

DISTRIBUTION OF INVESTMENT SHARES

  SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456, is the principal distributor for shares of the Fund. It is a Delaware corporation, and is the principal distributor for a number of investment companies.

DISTRIBUTION PLAN

  The Fund has adopted a Distribution Plan in connection with its offering of Investment Shares, pursuant to Rule 12b-1 under the 1940 Act (the
"Distribution Plan"). The Distribution Plan provides for payments to be made to the Distributor in connection with the provision of certain services (described below) with respect to the Fund's Investment Shares.

  In accordance with the Distribution Plan, the Distributor may enter into agreements with brokers and dealers relating to distribution and/or administrative services with respect to the Investment Shares of the Fund. The Distributor may also enter into agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisers) to provide administrative services with respect to Investment Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of customer account cash balances; answering routine customer inquiries regarding Investment Shares; assisting customers in changing dividend options, account designations, and addresses; and providing such other services as the Distributor may reasonably request in connection with investments in Investment Shares. As of the date of this Prospectus, The Huntington Investment Company and Huntington have entered into agreements with the Distributor concerning the provision of administrative services to customers of the Huntington Group who purchase Investment Shares of the Fund.

  In connection with the provision of the distribution and administrative services described above, the Distributor will pay brokers, dealers and administrators (including The Huntington Investment Company) a fee based on the amount of Investment Shares owned by their customers. For the Fund, the schedules of such fees and the basis upon which such fees will be paid will be determined, from time to time, by the Trustees. Under such Distribution Plan, fees paid by the Distributor for services rendered with respect to the Fund's Investment Shares will be reimbursed by the Fund in an amount which may not exceed an annual rate of 0.25 of 1% of the average daily net assets attributable to the Fund's Investment Shares held in customer accounts for which brokers, dealers, and administrators provide such services. Fees under the Distribution Plan with respect to the Fund's Investment Shares are accrued daily, payable quarterly, and calculated on an annual basis.

  The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services performed in connection with the Distribution Plan.

  State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as brokers or dealers pursuant to state law.

  Shareholder Servicing Arrangements. In addition to the fees paid by the Distributor to financial institutions under the Distribution Plan as described above, the Distributor may also pay financial institutions a fee based upon the average net asset value of Investment Shares held by their customers for providing administrative services. This fee, if paid, will be reimbursed by the Huntington and not the Fund.

ADMINISTRATION OF THE FUNDS

  SEI Fund Resources, an affiliate of the Distributor, provides certain administrative personnel and services necessary to operate the Fund. For these services, the Fund pays a fee, computed daily and payable monthly to SEI Fund Resources at an annual rate of 0.11% of its average daily net assets. SEI Fund Resources has entered into a sub-administration agreement with Huntington pursuant to which Huntington provides certain administrative services to the Fund. The fees paid to Huntington under this agreement are paid by SEI Fund Resources and not by the Fund.

CUSTODIAN, RECORDKEEPER, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

  Huntington acts as custodian and recordkeeper of the Trust's investments and other assets. Huntington receives custody and recordkeeping fees of 5.6 basis points (0.056%) for the Fund. SEI Investments Management Corporation, serves as the Trust's transfer agent and dividend disbursing agent. SEI Investments Management Corporation has entered into an agreement with State Street Bank and Trust Company and Huntington pursuant to which State Street Bank and Huntington provide certain transfer agency services to the Fund. The fees paid under this agreement are paid by SEI Investments Management Corporation and not by the Fund.

INDEPENDENT AUDITORS

  Effective January 1, 1997, the independent auditors for the Trust are KPMG Peat Marwick LLP, Columbus, Ohio.

                            DISTRIBUTIONS AND TAXES

  Dividends, if any, from the investment income of the Fund are declared and paid monthly to both classes of shares. Distributions resulting from any net realized capital gains of the Fund will be paid at least annually.

DISTRIBUTION OPTIONS

  Shareholders of the Fund may choose to receive all distributions in cash, to reinvest all distributions in additional Investment Shares, or to reinvest all capital gains distributions in additional Investment Shares and to receive all other distributions in cash. Shareholders may choose a distribution option by selecting the appropriate option on the Account Registration Form or by notifying the appropriate member of the Huntington Group of their selection. If a shareholder fails to choose a distribution option, all distributions will be reinvested in additional Investment Shares of the Fund.

TAXES

  The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income (and gains, if any) paid to shareholders in the form of dividends. In order to accomplish this goal, the Fund must, among other things, distribute substantially all of its ordinary income (and net short-term capital gains, if any) on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

  For federal income tax purposes, distributions will be taxable as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to distributions of net capital gains. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains") and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by the Fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable as such, regardless of how long shares have been held. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

  All dividends and capital gains dividends are taxable whether they are reinvested in the Fund or received in cash, unless a shareholder is exempt from taxation or entitled to tax deferral. Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Distributions of net capital gains designated by the Fund as capital gain dividend will be taxable as long-term capital gains, regardless of how long a shareholder has held the Fund shares, and regardless of whether the distributions are reinvested in additional shares or received in cash. Dividends paid from the Fund's net investment income which includes the Fund's net realized short-term capital gains, are taxable to shareholders as ordinary income.

  Generally, shareholders will be taxable on dividends or distributions in the year of receipt; however, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the shareholders) on December 31 of the year in which declared.

  The redemption, sale or exchange of shares of the Fund for shares of another Monitor fund is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of shares of the Fund before holding them for more than six months, any loss on the sale or other disposition of such shares shall be (i) treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares or (ii) disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 after the date that the shares are disposed of.

  If a shareholder has not furnished a certified correct TIN (generally your social security number) or have not certified that withholding does not apply, or if the Internal Revenue Service has notified the Fund that the TIN listed on the shareholder's account is incorrect according to their records or that the shareholder is subject to backup withholding, federal law generally requires the Fund to withhold 31% from any dividends and/or redemptions (including exchange redemptions). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's federal income tax liability; a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of federal income taxes. Federal law also requires the Fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain non-resident alien, non-U.S. partnership, non-U.S. trust, non-U.S. estate and non-U.S. corporation shareholder accounts. Certain non-resident aliens will be subject to non-resident alien tax withholding. The amount withheld is dependent on the country of citizenship.

  Dividends and distributions may be subject to state and local income taxes. Shareholders are advised to consult with their own tax advisors about state and local tax matters.

  Early in each year the Fund will notify shareholders of the amount and the federal income tax status of the distributions paid or deemed paid by the Fund during the preceding year.

                           ORGANIZATION OF THE TRUST

  The Trust was organized as a Massachusetts business trust on February 10, 1987. A copy of the Trust's Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

  The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in two or more separate classes. As of the date of this Prospectus, the Trustees have established two classes of shares, known as Investment Shares and Trust Shares, in the Money Market Fund, the Ohio Municipal Money Market Fund, the U.S. Treasury Money Market Fund, the Growth Fund, the Income Equity Fund, the Mortgage Securities Fund, the Ohio Tax-Free Fund, the Short/Intermediate Fixed Income Securities Fund, and the Fixed Income Securities Fund and the Michigan Tax-Free Fund.

  Investment Shares and Trust Shares of a fund are fully transferable. Each class is entitled to dividends from the respective class assets of the fund as declared by the Trustees, and, if the Trust (or the fund) were liquidated, the shareholders of each class would receive the net assets of the fund attributable to each respective class.

VOTING RIGHTS

  Shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular fund or class, and (ii) only holders of Investment Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class.

  As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but may hold special meetings from time to time. Trustees may be removed by the Trustees or by shareholders at a meeting called for that purpose, and a meeting must be held upon the written request of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of shares representing at least 1% of the outstanding shares of the Trust, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).

  To the extent that matters arise requiring a shareholder vote in which Huntington may have a conflict of interest, Huntington will engage in a voting practice known as reflexive voting, whereby the votes of those shares over which it exercises discretion will be voted in proportion to the votes cast by the other record owners.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Trust or a particular Fund or a particular class of shares of the Trust or the fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust or such fund or such class, or (b) 67% or more of the shares of the Trust or the fund or such class present at a meeting at which the holders of more than 50% of the outstanding shares of the Trust or the fund or such class are represented in person or by proxy.

                       PERFORMANCE DATA AND COMPARISONS

  Yield and total return data for both classes of shares may, from time to time, be included in advertisements about the Fund. Yield for both classes of shares of the Fund is calculated by dividing the Fund's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. The tax-equivalent yield of each class of shares shows the effect on performance of the tax-exempt status of distributions received from the Fund. Tax-equivalent yield reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equal to the Fund's tax-exempt yield. Total return for the one-year period and for the life of the Fund through the most recent calendar quarter represents the average annual compounded rate of return on a $1,000 investment in each class of the Fund. Total return may also be presented for other periods.

  Yield, effective yield, tax-equivalent yield, and total return will be calculated separately for Investment Shares and Trust Shares. Because Investment Shares are subject to 12b-1 fees, the yield, effective yield, tax-equivalent yield, and total return for Investment Shares will be lower than that of Trust Shares for the same period. In addition, the sales load applicable to Investment Shares of the Fund also contributes to a lower total return for Investment Shares. The total return figures quoted in advertisements will normally reflect the effect of the maximum sales load. However, from time to time, these advertisements may include total returns which do not reflect the effect of an applicable sales load.

  All data is based on the Fund's past investment results and is not intended to indicate future performance. Investment performance for both classes is based on many factors, including market conditions, the composition of the Fund's portfolio, and the operating expenses of the Fund or a particular class. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

  From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                             SHAREHOLDER INQUIRIES

  Shareholder inquiries regarding the Monitor Intermediate Government Income Fund should be directed to The Huntington National Bank, Huntington Center, 41 South High Street, Columbus, Ohio 43287.

                            OTHER CLASSES OF SHARES

  The Fund also offers another class of shares called Trust Shares. Trust Shares are sold through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, and other similar accounts maintained by or on behalf of customers of The Huntington National Bank or its affiliates or correspondent banks. Trust Shares are sold at net asset value and are subject to a minimum initial investment of $1,000.

  Investment Shares and Trust Shares of the Fund are subject to certain of the same expenses; however, Investment Shares are distributed under a Rule 12b-1 Plan pursuant to which the Distributor is paid a fee based upon a percentage of the average daily net assets attributable to the Fund's Investment Shares. Expense differences between the Fund's Investment Shares and Trust Shares may affect the performance of each class.

  Investors may obtain information about Trust Shares by contacting the Distributor.

Investment Adviser
--------------------------------------------------------------------------------
The Huntington National Bank
Huntington Center
Columbus, OH  43287
1-800-253-0412

Administrator
--------------------------------------------------------------------------------
SEI Fund Resources
One Freedom Valley Road
Oaks, PA  19456

Distributor
--------------------------------------------------------------------------------
SEI Investments Distribution Co.
One Freedom Valley Road
Oaks, PA  19456

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                         LOGO


                                   M logo FPO


                               The Monitor Funds

                              MARBLE SCREEN F.P.O.


Investment Shares


The Monitor Intermediate Government Income Fund

February 6, 1998

    ART

                                  PROSPECTUS

                THE MONITOR INTERMEDIATE GOVERNMENT INCOME FUND

                                 TRUST SHARES

  The Trust Shares of The Monitor Intermediate Government Income Fund (the "Fund") offered by this Prospectus represent interests in a diversified portfolio of securities that is one of a series of eleven investment portfolios in The Monitor Funds, a Massachusetts business trust (the "Trust") which is an open-end management investment company (a mutual fund). Trust Shares may be purchased through procedures established by SEI Investments Distribution Co. (the "Distributor"), the Trust's distributor in connection with the requirements of fiduciary, advisory, agency and other similar accounts maintained by or on behalf of customers by The Huntington National Bank or its affiliates or correspondent banks.
  The investment objective of the Fund is to provide a high level of current income. The Fund will pursue this objective by investing primarily in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities in the form of U.S. Treasury bills, notes and bonds, and mortgage-backed securities and collateralized mortgage obligations which have a dollar-weighted average maturity not exceeding ten years.
   The Fund is offered in two classes of shares, Investment Shares and Trust Shares. This Prospectus relates only to Trust Shares of the Fund. This Prospectus sets forth concisely what a shareholder should know before investing in Trust Shares of the Fund and should be read carefully and retained for future reference. The Combined Statement of Additional Information dated April 30, 1997, as supplemented on November 20, 1997, and February 6, 1998, for Investment Shares and Trust Shares has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. FOR A FREE COPY OF THE COMBINED STATEMENT OF ADDITIONAL INFORMATION, AS SUPPLEMENTED, CALL THE INVESTOR SERVICES DEPARTMENT
AT: (IN OHIO) 614-480-5580 OR (OUTSIDE THE 614 AREA CODE) 800-253-0412.
                         THE HUNTINGTON NATIONAL BANK
                              Investment Adviser
                              SEI FUND RESOURCES
                                 Administrator
                       SEI INVESTMENTS DISTRIBUTION CO.
                                  Distributor
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE INVESTMENT COMPANY SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, THE HUNTINGTON NATIONAL BANK, NOR ARE THEY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY AGENCY SPONSORED BY THE FEDERAL GOVERNMENT OR ANY STATE. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                               February 6, 1998

                               TABLE OF CONTENTS
                                                                            PAGE

GENERAL INFORMATION..........................................................  1
 Risk Factors................................................................  1
FEE TABLE AND EXAMPLE........................................................  2
INVESTMENT OBJECTIVE AND POLICIES............................................  2
ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS AND STRATEGIES...............  3
 U.S. Government Securities..................................................  3
 Repurchase Agreements.......................................................  3
 When-Issued and Delayed Delivery Transactions...............................  3
 Lending of Portfolio Securities.............................................  4
 Options and Futures Contracts...............................................  4
 Mortgage-Related Securities.................................................  5
 Mortgage Pass-Through Securities............................................  5
 Adjustable Rate Mortgage Securities.........................................  6
 Stripped Mortgage-Backed Securities.........................................  7
INVESTMENT RESTRICTIONS......................................................  7
HOW THE FUND VALUES SHARES...................................................  8
HOW TO BUY TRUST SHARES......................................................  9
 Minimum Investment Required.................................................  9
 Systematic Investment Program...............................................  9
                                                                            PAGE

HOW TO EXCHANGE TRUST SHARES AMONG THE FUNDS................................. 10
 By Telephone................................................................ 11
 By Mail..................................................................... 11
HOW TO REDEEM TRUST SHARES................................................... 11
 Redeeming by Telephone...................................................... 11
 Redeeming by Mail........................................................... 11
MANAGEMENT OF THE TRUST AND SERVICE PROVIDERS ............................... 12
 Distribution of Trust Shares................................................ 13
 Administration of the Fund.................................................. 13
 Custodian, Recordkeeper, Transfer Agent, and Dividend Disbursing Agent...... 14
 Independent Auditors........................................................ 14
DISTRIBUTIONS AND TAXES...................................................... 14
 Distribution Options........................................................ 14
 Taxes....................................................................... 14
ORGANIZATION OF THE TRUST.................................................... 16
 Voting Rights............................................................... 16
PERFORMANCE DATA AND COMPARISONS............................................. 17
SHAREHOLDER INQUIRIES........................................................ 17
OTHER CLASSES OF SHARES...................................................... 18

                              GENERAL INFORMATION

  The Trust, a management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated February 10, 1987. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities (individually, a "fund," or collectively, the "funds"). The shares in any one portfolio may be offered in separate classes. As of the date of this Prospectus, the Board of Trustees has established two classes of shares, known as Trust Shares and Investment Shares, in all of the funds. This Prospectus relates solely to the Trust Shares of The Monitor Intermediate Government Income Fund (the "Fund").

  For information on how to purchase Trust Shares of the Fund, please refer to "How to Buy Trust Shares." A minimum initial investment of $1,000 is required for the Fund. Subsequent investments in the Fund must be in amounts of at least $500. Trust Shares of the Fund are sold and redeemed at net asset value. Information on redeeming shares may be found under "How to Redeem Trust Shares." The Fund is advised by The Huntington National Bank ("Huntington" or the "Adviser").

RISK FACTORS

  Investors should be aware of the following general observations. The market value of fixed-income securities, which constitute a major part of the investments of the Fund, may vary inversely in response to changes in prevailing interest rates ("interest rate risk"). The Fund may make certain investments and employ certain investment techniques that involve special risks, including the use of repurchase agreements, lending portfolio securities, entering into futures contracts and related options as hedges and purchasing securities on a when-issued or delayed delivery basis. These investments and investment techniques may increase the volatility of the Fund's net asset value. Their risks are described under "Additional Information on Portfolio Investments and Strategies." The Fund may purchase debt obligations that are not rated if such obligations are considered by the Adviser to be of investment quality comparable to other rated obligations that can be purchased by the Fund.

  Since the Fund will invest a portion of its assets in mortgage-related securities it will be subject to prepayment risk. Prepayment risk results because, as interest rates fall, homeowners are more likely to refinance their home mortgages. When home mortgages are refinanced, the principal on mortgage-related securities held is prepaid earlier than expected. The Fund must then reinvest the unanticipated principal payments just at a time when interest rates on new mortgage investments are falling. Prepayment risk has two important effects on the Fund: (1) when interest rates fall and additional mortgage prepayments must be reinvested at lower interest rates, the Fund's income will be reduced; and (2) when interest rates fall, prices on mortgage-backed securities may not rise as much as comparable Treasury bonds because bond market investors may anticipate an increase in mortgage prepayments and a likely decline in income.

  The Fund's investments in mortgage-related securities also subject it to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

  The Fund's investments in mortgage-related securities may include derivative mortgage securities such as CMOs and stripped mortgage-backed securities which may involve risks in addition to those found in other mortgage-related securities. Recent market experience has shown that certain derivative mortgage securities may be highly sensitive to changes in interest and prepayment rates and, as a result, the prices of such securities may be highly volatile. In addition, recent market experience has shown that during periods of rising interest rates, the market for certain derivative mortgage securities may become more unstable and such securities may become more difficult to sell as market makers either choose not to repurchase such securities or offer prices, based on current market conditions, which are unacceptable to the Fund.

                             FEE TABLE AND EXAMPLE

  The following Fee Table and Example summarize the various costs and expenses that a shareholder of Trust Shares will bear, either directly or indirectly.

ANNUAL TRUST SHARES OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                         TOTAL
                                                                         TRUST
                                                     12B-               SHARES
                                          MANAGEMENT  1      OTHER     OPERATING
                                           FEES (1)  FEES EXPENSES (2) EXPENSES
                                          ---------- ---- ------------ ---------
Intermediate Government Income Fund......   0.50%    None    0.30%       0.80%

--------
(1) Fees paid by the Fund for investment advisory services. See "Management of the Trust."
(2) Represents all other estimated expenses of the Fund including administration fees, custodian fees, transfer agent fees and dividend disbursing agent fees. See "Management of the Trust--Administration of the Funds."

EXAMPLE:

A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Intermediate Government Income Fund.............   $8     $25     $43     $95

  The purpose of the foregoing example is to assist an investor in understanding the various costs and expenses that a shareholder of Trust Shares will bear directly or indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

                       INVESTMENT OBJECTIVE AND POLICIES

  The investment objective of the Fund is to provide investors with a high level of current income. The Intermediate Government Income Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities in the form of U.S. Treasury bills, notes and bonds, mortgage-backed securities and collateralized mortgage obligations having a dollar-weighted average maturity not exceeding ten years. As a fundamental policy, under normal market conditions, the Fund invests at least 65% of its assets in such securities. Certain of these securities may be subject to repurchase agreements and the Fund also may engage in transactions in interest rate futures contracts and options thereon. For a further description of these securities and other investment activities, see "Additional Information on Portfolio Investments and Strategies" herein.

  The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the outstanding shares. Unless otherwise noted in this Prospectus or in the Statement of Additional Information, the investment policies of the Fund are not fundamental and may be changed by the Trust's Board of Trustees (the "Trustees"). Any percentage limitation on the Fund's investments (or other activities) will be considered to be violated only if such limitation is exceeded immediately after, and is caused by, an acquisition of an investment (or the taking of such other action). For a description of the ratings of the NRSROs utilized by Huntington in managing the Fund's investments, see the Appendix to the SAI.

        ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS AND STRATEGIES

U.S. GOVERNMENT SECURITIES

  U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies, or instrumentalities. THE CURRENT MARKET PRICES FOR SUCH SECURITIES ARE NOT GUARANTEED AND WILL FLUCTUATE. Investments in U.S. Government securities are limited to (a) direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds and (b) notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; The Student Loan Marketing Association; National Credit Union Administration; and Tennessee Valley Authority. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. Government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instruments are supported by (a) the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury, (b) the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality or (c) the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS

  Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Trustees believe that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by Huntington to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

  The Fund may purchase securities on a when-issued or delayed basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date. The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so.

LENDING OF PORTFOLIO SECURITIES

  In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis to brokers, dealers or other financial institutions. The Fund will only enter into loan arrangements with brokers, dealers or other financial institutions which Huntington has determined are creditworthy under guidelines established by the Trustee and must receive collateral equal to at least 102% of the current market value of the securities loaned. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. As a matter of fundamental policy, the aggregate value of all securities loaned by the Fund may not exceed 20% of the Fund's total assets.

  There is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

OPTIONS AND FUTURES CONTRACTS

  The Fund may seek to increase its current return by writing covered call options and covered put options on its portfolio securities or other securities in which it may invest. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. The Fund may also buy and sell put and call options on its securities for hedging purposes. When the Fund writes a call option on a portfolio security, it gives up the opportunity to profit from any increases in the price of the security above the exercise price of the option. When it writes a put option, the Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

  The Fund may purchase and sell futures contracts and related options to hedge against changes in the value of securities it owns or expects to purchase. Futures contracts on a variety of stock and bond indices are currently available. An index is intended to represent a numerical measure of market performance by the securities making up the index. The Fund may purchase and sell futures contracts on any index approved for trading by the Commodity Futures Trading Commission to hedge against general changes in market values of securities which the Fund owns or expects to purchase. The Fund may also purchase and sell put and call options on index futures or directly on the underlying indices for hedging purposes. In addition, the Fund may purchase and sell futures contracts and related options on individual debt securities which the Fund owns or expects to purchase, if and when such futures contracts and options become available.

  In connection with its futures transactions, the Fund will be required to deposit as "initial margin" an amount of cash and/or securities. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. The Fund will not generally purchase or sell futures contracts or purchase or sell options on futures contracts if as a result the sum of initial margin deposits on the Fund's existing futures contracts and options written by the Fund plus premiums paid for outstanding options on futures contracts purchased by the Fund, would exceed 5% of the Fund's net assets.

  Options and futures transactions involve various risks, including the risk that the Fund may be unable at times to close out its positions, that such transactions may not accomplish their purposes because of imperfect market correlations, or that Huntington may not forecast market movements correctly. Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies by the Fund is dependent upon, among other things, the Fund's ability to terminate options and futures positions at times when Huntington deems it desirable to do so. Although the Fund will enter into an options or futures contract position only if Huntington believes that a liquid secondary market exists for such options or futures contract, there is no assurance that the Fund will be able to effect closing transactions at a particular time or at an acceptable price.

  The Fund generally expects that options and futures transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter ("OTC") markets. The Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Huntington, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

  The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of Huntington to forecast market movements correctly. For more information about any of the options or futures portfolio transactions described above, see the SAI.

MORTGAGE-RELATED SECURITIES

  Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities, as the term is used in this Prospectus, include mortgage pass-through securities, adjustable rate mortgage securities, collateralized mortgage obligations and stripped mortgage-backed securities. These mortgage-related securities include derivative mortgage securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers referred to in (b) and (c) above include originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

MORTGAGE PASS-THROUGH SECURITIES

  The mortgage pass-through securities in which the Fund invests provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. The Fund invests both in U.S. Government pass-through securities issued by GNMA, FNMA and FHLMC, and in pass-through securities issued by non-governmental issuers. Each of GNMA, FNMA and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC generally guarantees only ultimate collection of principal of the underlying mortgage loans.

ADJUSTABLE RATE MORTGAGE SECURITIES

  The Fund may also invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during period of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

  ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

  The Fund may invest in any CMO tranche, including "inverse floaters" and "Z tranches." An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered
Rate) or COFI (Cost of Fund Index). Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the changes in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by the

Fund to attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

  Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, bring added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

STRIPPED MORTGAGE-BACKED SECURITIES

  Some of the mortgage-related securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, Huntington intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue current income.

                            INVESTMENT RESTRICTIONS

  The Fund has adopted certain investment restrictions and limitations for the purpose of reducing its exposure in specific situations. These investment limitations are fundamental policies and may be changed with respect to the Fund only by a vote of a majority of the outstanding shares of the Fund.

  The Fund will not:

  (1) Invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

  (2) Invest more than 10% of the value of its total assets in illiquid securities, including restricted securities, repurchase agreements of over seven days' duration and OTC options;

  (3) Borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings are outstanding); and

  (4) Make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in this Prospectus. To increase current income, the Fund may lend portfolio securities comprising up to 20% of total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily market-to-market basis in an amount at least equal to the current market value of the securities loaned.

                          HOW THE FUND VALUES SHARES

  The net asset value for Trust Shares of the Fund is determined by adding the interest of the Trust Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Trust Shares in the liabilities of the Fund and those attributable to Trust Shares, and dividing the remainder by the total number of Trust Shares outstanding. The net asset value of the Fund's Trust Shares will differ from that of Investment Shares due to the expense of the Rule 12b-1 fee applicable to the Fund's Investment Shares.

  Securities for which market quotations are readily available are stated at market value. Debt securities for which market quotations are not readily available will be valued on the basis of valuations provided by pricing services approved by the Trustees. Pricing services often use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining value. All other Fund assets are valued at their fair value following procedures approved by the Trustees.

  The Fund calculates net asset value per Trust Share as of the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each Business Day. As used herein, a "Business Day" constitutes Monday through Friday except
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected;
(ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (iv) other civil holidays when the Federal Reserve Banks or the financial markets are closed, such as Veterans' Day and Martin Luther King Day.

                            HOW TO BUY TRUST SHARES

  Investors may purchase Trust Shares in the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency and other similar accounts maintained by or on behalf of customers of Huntington or its affiliates or correspondent banks (collectively, the "Banks"). State securities laws may require banks and financial institutions purchasing shares for their customers to register as brokers pursuant to such laws. Trust Shares of the Fund are purchased at the appropriate net asset value per Trust Share next determined after the order is transmitted to the Funds' transfer agent, SEI Investments Management Corporation (the "Transfer Agent").

  Trust Shares will normally be held in the name of the Bank effecting the purchase on the shareholder's behalf, and it is the Bank's responsibility to transmit purchase or redemption orders to the Transfer Agent. Shareholders will receive a confirmation of each transaction in their account, which will show the total number of Trust Shares of the Fund owned. The Fund will not issue certificates representing Trust Shares.

  If a shareholder pays for Trust Shares by check and the check does not clear, the purchase will be cancelled, and such shareholder may be charged a fee and will be liable for any losses incurred. Neither initial nor subsequent investments will be made by third party check. If a shareholder pays for Trust Shares with a check drawn from a bank outside the United States, the check will be sent to the bank for collection prior to placing the trade in the shareholder's account, and approximately four to five weeks will be required before the trade will be processed. For more information or assistance regarding the purchase of Trust Shares of the Fund, call the Investor Services Department at (in Ohio) 614-480-5580, or (outside the 614 Area Code) 800-253-0412.

  From time to time, the Trust may temporarily suspend the offering of shares of the Fund or either class of its shares. During the period of any such suspension and depending on the reasons for the suspension, persons who are already shareholders of the Fund or class may be permitted to continue to purchase additional shares and to have dividends reinvested. The Trust or the Distributor may refuse any order to purchase shares or waive any minimum purchase requirements.

MINIMUM INVESTMENT REQUIRED

  The minimum initial investment in Trust Shares of the Fund is $1,000. Subsequent investments must be in amounts of at least $500.

SYSTEMATIC INVESTMENT PROGRAM

  Once an account has been opened, holders of Trust Shares of the Fund may add to their investment on a regular basis in minimum amounts of at least $50. Under this program, monies will be automatically withdrawn periodically from the shareholder's banking account and invested in Trust Shares of the Fund at the applicable public offering price per share next determined after an order is received by the Transfer Agent. Shareholders may apply for participation in this program by contacting the Investor Services Department at (in Ohio) 614-480-5580 or (outside the 614 Area Code) 800-253-0412.

  If the shareholder's automatic investment program payment does not clear, the purchase will be cancelled and the shareholder may be charged a fee and will be liable for any losses incurred. Any subsequent such occurrences may result in the cancellation of the automatic investment program feature of the shareholder's account.

                 HOW TO EXCHANGE TRUST SHARES AMONG THE FUNDS

  Shareholders may exchange Trust Shares in the Fund for Trust Shares in any other fund at the respective net asset values per Trust Share next determined after receipt of the request in good order. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Exchange requests received prior to 4:00 p.m. (Eastern Time) will be effected at the next determined net asset value per Trust Share as of that Business Day. Exchange requests received after 4:00 p.m. (Eastern Time) will be effected at the next determined net asset value per Trust Share on the following Business Day. Holders of Trust Shares automatically receive the Trust's telephone exchange service unless they have instructed their Bank to the contrary. Exchange instructions given by telephone may be electronically recorded and will be binding upon the shareholder. Because telephone exchange requests will be honored from anyone who provides the correct information (described below), this service involves a possible risk of loss if someone uses the service without the shareholder's permission.

  1. By Phone: Investor Services Department (in Ohio) 614-480-5580 (outside the 614 Area Code) 800-253-0412

  2. By Mail:   The Huntington National Bank 41 South High Street (HC 1116)
                Columbus, OH 43287 Attn: Investor Services Department

  In order to make an exchange, shareholders will be required to maintain the applicable minimum account balance in each fund in which shares are owned and must satisfy the minimum initial and subsequent purchase amounts of the fund into which shares are exchanged.

  To exchange by letter or by telephone, a shareholder must state (1) the name of the fund from which the exchange is to be made (and designating that Trust Shares are involved), (2) the name(s) and address on the shareholder account,
(3) the account number, (4) the dollar amount or number of Trust Shares to be exchanged, and (5) the fund into which the Trust Shares are to be exchanged. Written exchange requests must be endorsed by the shareholder, and it may be necessary to have the shareholder's signature guaranteed by a member firm of a national securities exchange or by a commercial bank, savings and loan association or trust company. Further documentation may be required, and a signature guarantee is generally required from corporations, executors, administrators, trustees and guardians. (See "Redeeming By Mail" below.)

  An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

  The Trust's exchange privileges may be terminated or modified. Except as indicated below, shareholders will be given 60 days' prior notice of any such termination or any material amendment of existing exchange privileges. No notice will be given when the only material effect of an amendment is to reduce or eliminate any charges payable at the time of an exchange or under certain extraordinary circumstances, such as in connection with the suspension of the sale or redemption of Fund shares.

                          HOW TO REDEEM TRUST SHARES

  Shareholders may redeem all or any portion of the Trust Shares in their account on any Business Day at the appropriate net asset value per Trust Share next determined after a redemption request in proper form is received by the Transfer Agent. As described below, shareholders may redeem Trust Shares by telephone or in writing, and may receive proceeds by wire. If an investor purchases Trust Shares by check and wishes to redeem those Trust Shares before the check has cleared, the Trust may delay payment of any redemption proceeds until the check clears. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by federal securities law.

REDEEMING BY TELEPHONE

  Telephone requests for redemption may be made by calling the Investor Services Department at (in Ohio) 614-480-5580 or (outside the 614 Area Code) 800-253-0412. Telephone requests for redemptions of Trust Shares in the Fund must be received prior to 4:00 p.m. (Eastern Time) to receive that day's net asset value and the redemption proceeds will be paid in federal funds, normally on the next Business Day.

  Holders of Trust Shares automatically receive the Trust's telephone redemption service unless they have instructed their Bank to the contrary. Because telephone redemption requests will be honored from anyone who provides the correct information (described below), this service involves a possible risk of loss if someone uses the service without the shareholder's permission. Anyone making a telephone redemption request must furnish (1) the name and address of record of the registered owner(s), (2) the account number, (3) the amount to be withdrawn, and (4) the name of the person making the request. Checks for telephone redemptions will be issued only to the registered shareholder(s) and mailed to the last address of record. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. Telephone redemption instructions may be recorded.

  In the event of extreme economic or market conditions, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as through written request, should be considered. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING BY MAIL

  Redemption requests may be made by writing The Huntington National Bank, 41 South High Street (HC 1116), Columbus, Ohio 43287, Attention: Investor Services Department. Written redemption requests must be signed by the shareholder, and it may be necessary to have the shareholder's signature guaranteed. Further documentation may be required, and a signature guarantee is generally required from corporations, executors, administrators, trustees, and guardians.

Signatures on written redemption requests must be guaranteed by:

  --a trust company or commercial bank whose deposits are insured by the Bank
      Insurance Fund ("BIF"), which is administered by the FDIC;

  --a member of the New York, American, Midwest, or Pacific Stock Exchanges;

  --a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

  -- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

  The Fund does not accept signatures guaranteed by a notary public.

  The Fund and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

  Shares will be redeemed at the net asset value determined as of the end of the Business Day on which the written redemption request is received by the Transfer Agent.

  Redemptions with a value of up to $100,000 will be wired at a shareholder's request, and a separate charge for this service may apply. Redemption proceeds may be wired to any bank account specified by the shareholder in writing. If a shareholder requests a wire transfer by telephone, redemption proceeds may be wired only to the bank previously designated by the shareholder or otherwise designated by the shareholder in writing as described below. If a shareholder has authorized expedited wire redemption, Trust Shares will be redeemed at the appropriate net asset value per Trust Share next determined after receipt of the request, and the proceeds normally will be sent to the designated bank account the following Business Day. In other circumstances, redemption proceeds will normally be wired within seven days. The proceeds from the redemption of Shares purchased by check are not available, and the shares may not be exchanged, until the check has cleared. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary with the shareholder's signature guaranteed) to The Huntington National Bank, 41 South High Street (HC 1131), Columbus, Ohio 43287, Attention: Investor Services Department.

  If a shareholder owns fewer shares of a Fund than the minimum amount set by the Trustees due to shareholder redemptions (presently, shares with a value of $1,000 or less), the Trust may redeem those shares and forward the redemption proceeds to the shareholder. A shareholder will receive at least 30 days' written notice before the Trust redeems shares, and an additional purchase of shares of the appropriate Fund can be made to avoid redemption. This requirement does not apply because of changes to the Fund's net asset value.

                 MANAGEMENT OF THE TRUST AND SERVICE PROVIDERS

  The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund's business. Huntington serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Huntington is an indirect wholly-owned subsidiary of Huntington Bancshares Incorporated, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287.

  Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund. The Trust pays Huntington management fees, computed daily and payable monthly, for the Fund at the annual rate of 0.50% of the Fund's average daily net assets. Huntington may periodically waive all or a portion of its management fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

  Adviser's Background. Huntington is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"). With $21 billion in assets as of June 30, 1997, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services, and trust services. Huntington, a recognized investment advisory and fiduciary services subsidiary of HBI, provides investment advisory services for corporate, charitable, governmental, institutional, personal trust and other assets. Huntington is responsible for over $19 billion of assets, and has investment discretion over approximately $5 billion of that amount.

  Huntington has served as investment adviser to mutual funds since 1987 and has over 75 years of experience providing investment advisory services to fiduciary accounts. As part of its regular banking operations, Huntington may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Huntington. The lending relationship will not be a factor in the selection of securities for the Funds.

  Stephen M. Geis and Duane C. Carpenter, both Vice Presidents of Huntington, will be the co-managers of the Fund. Mr. Geis has over 19 years of experience in the investment management business and has been the portfolio manager of The Monitor Short/Intermediate Fixed Income Securities Fund and The Monitor Fixed Income Securities Fund since October 1989. Mr. Carpenter has more than 13 years of investment management experience and has been employed by Huntington or FMB-Trust as portfolio manager of the FMB Money Market Fund since 1993 and as portfolio manager of the FMB Intermediate Government Income Fund since 1991.

DISTRIBUTION OF TRUST SHARES

  SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456, is the principal distributor for shares of the Fund. It is a Delaware corporation, and is the principal distributor for a number of investment companies.

ADMINISTRATION OF THE FUNDS

  SEI Fund Resources, an affiliate of the Distributor, provides certain administrative personnel and services necessary to operate the Fund. For these services, the Fund pays a fee, computed daily and payable monthly to SEI Fund Resources at an annual rate of 0.11% of its average daily net assets.

SEI Fund Resources has entered into a sub-administration agreement with Huntington pursuant to which Huntington provides certain administrative services to the Fund. The fees paid to Huntington under this agreement are paid by SEI Fund Resources and not by the Fund.

CUSTODIAN, RECORDKEEPER, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

  Huntington acts as custodian and recordkeeper of the Trust's investments and other assets. Huntington receives custody and recordkeeping fees of 5.6 basis points (0.056%) for the Fund. SEI Investments Management Corporation, serves as the Trust's transfer agent and dividend disbursing agent. SEI Investments Management Corporation has entered into an agreement with State Street Bank and Trust Company and Huntington pursuant to which State Street Bank and Huntington provide certain transfer agency services to the Fund. The fees paid under this agreement are paid by SEI Investments Management Corporation and not by the Fund.

INDEPENDENT AUDITORS

  Effective January 1, 1997, the independent auditors for the Trust are KPMG Peat Marwick LLP, Columbus, Ohio.

                            DISTRIBUTIONS AND TAXES

  Dividends, if any, from the investment income of the Fund are declared and paid monthly to both classes of shares. Distributions resulting from any net realized capital gains of the Fund will be paid at least annually.

DISTRIBUTION OPTIONS

  Shareholders of the Fund may choose to receive all distributions in cash, to reinvest all distributions in additional Trust Shares, or to reinvest all capital gains distributions in additional Trust Shares and to receive all other distributions in cash. Shareholders may choose a distribution option by notifying the Investor Services Department of their selection. If a shareholder fails to choose a distribution option, all distributions will be reinvested in additional Trust Shares of the Fund.

TAXES

  The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income (and gains, if any) paid to shareholders in the form of dividends. In order to accomplish this goal, the Fund must, among other things, distribute substantially all of its ordinary income (and net short-term capital gains, if any) on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

  For federal income tax purposes, distributions will be taxable as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to distributions of net capital gains. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains") and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by the Fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable as such, regardless of how long shares have been held. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

  All dividends and capital gains dividends are taxable whether they are reinvested in the Fund or received in cash, unless a shareholder is exempt from taxation or entitled to tax deferral. Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Distributions of net capital gains designated by the Fund as a capital gain dividend will be taxable as long-term capital gains, regardless of how long a shareholder has held the Fund shares, and regardless of whether the distributions are reinvested in additional shares or received in cash. Dividends paid from the Fund's net investment income which includes the Fund's net realized short-term capital gains, are taxable to shareholders as ordinary income.

  Generally, shareholders will be taxable on dividends or distributions in the year of receipt; however, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the shareholders) on December 31 of the year in which declared.

  The redemption, sale or exchange of shares of the Fund for shares of another Monitor fund is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of shares of the Fund before holding them for more than six months, any loss on the sale or other disposition of such shares shall be (i) treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares or (ii) disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

  If a shareholder has not furnished a certified correct TIN (generally your social security number) or have not certified that withholding does not apply, or if the Internal Revenue Service has notified the Fund that the TIN listed on the shareholder's account is incorrect according to their records or that the shareholder is subject to backup withholding, federal law generally requires the Fund to withhold 31% from any dividends and/or redemptions (including exchange redemptions). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's federal income tax liability; a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of federal income taxes. Federal law also requires the Fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain non-resident alien, non-U.S. partnership, non-U.S. trust, non-U.S. estate and non-U.S. corporation shareholder accounts. Certain non-resident aliens will be subject to non-resident alien tax withholding. The amount withheld is dependent on the country of citizenship.

  Dividends and distributions may be subject to state and local income taxes. Shareholders are advised to consult with their own tax advisors about state and local tax matters.

  Early in each year the Fund will notify shareholders of the amount and the federal income tax status of the distributions paid or deemed paid by the Fund during the preceding year.


                           ORGANIZATION OF THE TRUST

  The Trust was organized as a Massachusetts business trust on February 10, 1987. A copy of the Trust's Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

  The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in two or more separate classes. As of the date of this Prospectus, the Trustees have established two classes of shares, known as Investment Shares and Trust Shares, in the Money Market Fund, the Ohio Municipal Money Market Fund, the U.S. Treasury Money Market Fund, the Growth Fund, the Income Equity Fund, the Mortgage Securities Fund, the Ohio Tax-Free Fund, the Short/Intermediate Fixed Income Securities Fund, and the Fixed Income Securities Fund and the Michigan Tax-Free Fund.

  Investment Shares and Trust Shares of a fund are fully transferable. Each class is entitled to dividends from the respective class assets of the fund as declared by the Trustees, and, if the Trust (or the fund) were liquidated, the shareholders of each class would receive the net assets of the fund attributable to each respective class.

VOTING RIGHTS

  Shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular fund or class, and (ii) only holders of Investment Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class.

  As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but may hold special meetings from time to time. Trustees may be removed by the Trustees or by shareholders at a meeting called for that purpose, and a meeting must be held upon the written request of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of shares representing at least 1% of the outstanding shares of the Trust, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).

  To the extent that matters arise requiring a shareholder vote in which Huntington may have a conflict of interest, Huntington will engage in a voting practice known as reflexive voting, whereby the votes of those shares over which it exercises discretion will be voted in proportion to the votes cast by the other record owners.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Trust or a particular fund or a particular class of shares of the Trust or the fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust or such fund or such class, or (b) 67% or more of the shares of the Trust or the fund or such class present at a meeting at which the holders of more than 50% of the outstanding shares of the Trust or the fund or such class are represented in person or by proxy.

                       PERFORMANCE DATA AND COMPARISONS

  Yield and total return data for both classes of shares may, from time to time, be included in advertisements about the Fund. Yield for both classes of shares of the Fund is calculated by dividing the Fund's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. The tax-equivalent yield of each class of shares shows the effect on performance of the tax-exempt status of distributions received from the Fund. Tax-equivalent yield reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equal to the Fund's tax-exempt yield. Total return for the one-year period and for the life of the Fund through the most recent calendar quarter represents the average annual compounded rate of return on a $1,000 investment in each class of the Fund. Total return may also be presented for other periods.

  Yield, effective yield, tax-equivalent yield, and total return will be calculated separately for Investment Shares and Trust Shares. Because Investment Shares are subject to 12b-1 fees, the yield, effective yield, tax-equivalent yield, and total return for Investment Shares will be lower than that of Trust Shares for the same period. In addition, the sales load applicable to Investment Shares of the Fund also contributes to a lower total return for Investment Shares. The total return figures quoted in advertisements will normally reflect the effect of the maximum sales load. However, from time to time, these advertisements may include total returns which do not reflect the effect of an applicable sales load.

  All data is based on the Fund's past investment results and is not intended to indicate future performance. Investment performance for both classes is based on many factors, including market conditions, the composition of the Fund's portfolio, and the operating expenses of the Fund or a particular class. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

  From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                             SHAREHOLDER INQUIRIES

  Shareholder inquiries regarding the Monitor Intermediate Government Income Fund should be directed to The Huntington National Bank, Huntington Center, 41 South High Street, Columbus, Ohio 43287, Attention: Investor Services Department.

                            OTHER CLASSES OF SHARES

  The Fund also offers another class of shares called Investment Shares. Investment Shares are sold primarily through The Huntington Investment Company, Huntington Personal Bankers or the Mutual Fund Services Center pursuant to respective agreements between such organizations and the Distributor. Investment Shares of the Fund are sold net asset value plus an applicable sales charge. Purchases of Investment Shares are subject to a minimum initial investment of $1,000.

  Investment Shares and Trust Shares of the Fund are subject to certain of the same expenses; however, Investment Shares are distributed under a Rule 12b-1 Plan pursuant to which the Distributor is paid a fee based upon a percentage of the average daily net assets attributable to the Fund's Investment Shares. Expense differences between the Fund's Investment Shares and Trust Shares may affect the performance of each class.

  Investors may obtain information about Investment Shares by contacting The Huntington National Bank, Huntington Personal Bankers or the Investor Services Department at 614-480-5580 (in Ohio) or 800-253-0412 (outside the 614 Area
Code).

Investment Adviser
--------------------------------------------------------------------------------
The Huntington National Bank
Huntington Center
Columbus, OH  43287
1-800-253-0412

Administrator
--------------------------------------------------------------------------------
SEI Fund Resources
One Freedom Valley Road
Oaks, PA  19456

Distributor
--------------------------------------------------------------------------------
SEI Investments Distribution Co.
One Freedom Valley Road
Oaks, PA  19456

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                         LOGO


                                   M logo FPO


                               The Monitor Funds

                              MARBLE SCREEN F.P.O.


Trust Shares


The Monitor Intermediate
Government Income Fund

February 6, 1998

    ART

                 PART B.  STATEMENT OF ADDITIONAL INFORMATION


THE MONITOR FUNDS
INVESTMENT SHARES AND TRUST SHARES
--------------------------------------------------------------------------------
Supplement, dated February 6, 1998, to the Combined Statement of Additional Information, dated April 30, 1997, as supplemented on November 20, 1997 ("SAI"):

1. The Cover page of the SAI is amended to add to the list of funds "The Monitor Intermediate Government Income Fund", and the second sentence in the paragraph at the bottom of the Cover page is amended to read as follows:
   "This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the respective Prospectuses for Trust Shares or Investment Shares of the Trust, dated April 30, 1997, the Prospectuses for Trust Shares or Investment Shares of the Monitor Michigan Tax-Free Fund, dated November 20, 1997, or the Prospectuses for Trust or Investment Shares of the Monitor Intermediate Government Income Fund, dated February 5, 1998."

2. The definition of "Funds" on page 1 of the SAI is amended to read as follows:

          "Each of the eleven separate investment portfolios of the Trust."

3. The first sentence of the paragraph under "Definitions" on page 1 of the SAI is amended to read: "The Trust consists of eleven separate investment portfolios (the "Funds") with separate investment objectives and policies."

4. The following sentence is added to the text following the caption "Portfolio Turnover" on page 15 of the SAI:

          "The Adviser estimates that the portfolio turnover rate for the Intermediate Government Income Fund will not exceed 25% during the first fiscal year of that fund."

5. On page 18 of the SAI, delete the information under the caption "Fund Ownership" and replace it with the following:

          "Fund Ownership

          As of November 19, 1997, the Trustees and officers as a group owned less than 1% of the shares of the Trust.

          As of November 19, 1997, the following shareholders of record owned 5% or more of the outstanding Investment Shares of The Monitor Money Market Fund: National Financial Services Corp., New York, NY, owned approximately 61,234,741 shares (46.12%); and Huntington Trust Company, Columbus, OH, acting in various capacities for numerous accounts, owned approximately 25,972,221 shares (19,56%).

          As of November 19, 1997, the following shareholder of record owned 5% or more of the outstanding Trust Shares of The Monitor Money Market
          Fund: Huntington Trust Company, N.A., Columbus, OH, acting in various capacities for numerous accounts, owned approximately 402,727,912 shares (99.92%).

          As of November 19, 1997, the following shareholder of record owned 5% or more of the outstanding Investment Shares of The Monitor Ohio Municipal Money Market Fund: Huntington Trust Company, Columbus, OH, acting in various capacities for numerous accounts, owned approximately 67,334,559 shares (84.45%); and Telamon, Indianapolis, IN, owned approximately 4,637,121 shares (5.82%).

          As of November 19, 1997, the following shareholder of record owned 5% or more of the outstanding Trust Shares of The Monitor Ohio Municipal Money Market Fund: Huntington Trust Company, N.A., Columbus, OH, acting in various capacities for numerous accounts, owned approximately 66,087,519 shares (100.0%).

          As of November 19, 1997, the following shareholders of record owned 5% or more of the outstanding Investment Shares of The Monitor U.S. Treasury Money Market Fund: Huntington Trust Company, Columbus, OH, acting in various capacities for numerous accounts, owned approximately 29,883,964 shares (52.28%); and Allied Fidelity Insurance Co., Indianapolis, IN, owned approximately 3,894,548 shares (6.85%).

          As of November 19, 1997, the following shareholder of record owned 5% or more of the outstanding Trust Shares of The Monitor U.S. Treasury Money Market Fund: Huntington Trust Company, N.A., Columbus, OH, acting in various capacities for numerous accounts, owned approximately 498,957,241 shares (99.91%).

          As of November 19, 1997, no shareholders of record owned 5% or more of the outstanding Investment Shares of The Monitor Growth Fund.

          As of November 19, 1997, the following shareholders of record owned 5% or more of the outstanding Trust Shares of The Monitor Growth Fund:
          Huntington Trust Company, N.A., Columbus, OH, acting in various capacities for numerous accounts, owned approximately 5,067,554 shares (99.02%).

          As of November 19, 1997, the following shareholders of record owned 5% or more of the outstanding Investor Shares of The Monitor Income Equity Fund: John B. and Donaldeen A. Payne, Columbus, OH, owned 1,997 shares (27.81%); Joseph Segna, Columbus, OH, owned 1,335 shares (18.59%); Lucille R. Weiss, Wooster, OH, owned 733 shares (10.20%); William R. and Nancy R Wise, Westerville, OH, owned 630 shares (8.78%); Deborah Mills Maximoff, Indianapolis IN, owned 602 shares (8.38%); and David C. Poland, Westerville, OH, owned 552 shares (7.68%).

          As of November 19, 1997, the following shareholders of record owned 5% or more of the outstanding Trust Shares of The Monitor Income Equity
          Fund: Huntington Trust Company, N.A., Columbus, OH, acting in various capacities for numerous accounts, owned approximately 5,800,902 shares (99.65%).

          As of November 19, 1997, the following shareholder of record owned 5% or more of the outstanding Investment Shares of The Monitor Mortgage Securities Fund: Elmer E. and Mary K. Bernard, Columbus, OH, owned approximately 9,285 shares (6.50%); and Trust under will of James E. Dill, Columbus, OH, owned approximately 7,357 shares (5.15%).

          As of November 19, 1997, the following shareholder of record owned 5% or more of the outstanding Trust Shares of The Monitor Mortgage Securities Fund: Huntington Trust Company, N.A., Columbus, OH, acting in various capacities for numerous accounts, owned approximately 4,668 shares (98.53%).

          As of November 19, 1997, the following shareholders of record owned 5% or more of the outstanding Investment Shares of The Monitor Ohio Tax-Free Fund: Florence M., Ralph E. and Gerald L. Brinkman, Grove City, OH, owned approximately 14,406 shares (18.06%); Ursula E.M. and William J. Umberg, Cincinnati, OH, owned approximately 9,021 shares (11.31%); John W. and Arlene J. Warbritton, Westerville, OH, owned approximately 6,215 shares (7.79% ); and Michael M. and Mary Ann Machowsky, Rossford, OH, owned approximately 4,612 shares (5.78%).

          As of November 19, 1997, the following shareholder of record owned 5% or more of the outstanding Trust Shares of The Monitor Ohio Tax-Free
          Fund: Huntington Trust Company, N.A., Columbus, OH, acting in various capacities for numerous accounts, owned approximately 2,732,669 shares (94.21%).

          As of November 19, 1997, the following shareholder of record owned 5% or more of the outstanding Investment Shares of The Monitor Fixed Income Securities Fund: William J. Umberg, Cincinnati, OH, owned approximately 5,525 shares (7.31%); and The Cincinnati Institute for Fine Arts, Cincinnati, OH, owned approximately 4,619 shares (6.14%).

          As of November 19, 1997, the following shareholder of record owned 5% or more of the outstanding Trust Shares of The Monitor Fixed Income Securities Fund: Huntington Trust Company, N.A., Columbus, OH, acting in various capacities for numerous accounts, owned approximately 7,054,070 shares (99.40%).

          As of November 19, 1997, 100% of the outstanding Investment Shares of The Monitor Short/Intermediate Fixed Income Securities Fund were owned by The Monitor Money Market Fund (Investment Shares Class), Columbus, OH.

          As of November 19, 1997, the following shareholder of record owned 5% or more of the outstanding Trust Shares of The Monitor
          Short/Intermediate Fixed Income Securities Fund: Huntington Trust Company, N.A., Columbus, OH, acting in various capacities for numerous accounts, owned approximately 6,246,886 shares (99.24%).

          The Declaration of Trust of the Trust provides that the Trust will, to the fullest extent permitted by law, indemnify its Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers."

                          PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements: (1) The following financial statements have been incorporated into the Combined Statement of Additional Information by reference to the Trust's Combined Annual Report to Shareholders, dated December 31, 1996:

     Statements of Operations for the year ended December 31, 1996
     Statements of Assets and Liabilities as of December 31, 1996
     Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995
     Statements of Cash Flows for the year ended December 31, 1996
     Portfolios of Investments as of December 31, 1996
     Financial Highlights for the years ended December 31, 1996
     Combined Notes to Financial Statements
     Report of Price Waterhouse LLP, Independent Auditors

     (2) The following unaudited financial statements have been incorporated into the Combined Statement of Additional Information by reference to the Trust's Combined Semi-Annual Report to Shareholders, dated June 30, 1997:

     Statements of Operations for the six months ended June 30, 1997
     Statements of Assets and Liabilities as of June 30, 1997
     Statements of Changes in Net Assets for the six months ended June 30, 1997 Statements of Cash Flows for the six months ended June 30, 1997
     Portfolios of Investments as of June 30, 1997
     Financial Highlights for the six months ended June 30, 1997
     Combined Notes to Financial Statements

(b)  Exhibits:
     (1) Amended and Restated Declaration of Trust of the Registrant (previously filed as Exhibit 1 to Post-Effective Amendment No. 19 and incorporated herein by reference)
     (2) By-Laws of the Registrant (previously filed as Exhibit 2 to Post-Effective Amendment No. 19 and incorporated herein by reference)
     (3) Not applicable
     (4) Not applicable
     (5) (i) Investment Advisory Agreement between the Registrant and The Huntington National Bank, as successor to Huntington Trust Company, N.A. (previously filed as Exhibit 5(i) to Post-Effective Amendment No. 19 and incorporated herein by reference)
         (ii) Sub-Advisory Agreement of the Registrant (previously filed as
         Exhibit 5(ii) to Post-Effective Amendment No. 19 and incorporated herein by reference)
         (iii) Investment Advisory Agreement between the Registrant and The Huntington

          National Bank relating to The Monitor Michigan Tax-Free Fund (previously filed as Exhibit 5(iii) to Post-Effective Amendment No. 23 and incorporated herein by reference)
          (iv) Investment Advisory Agreement between the Registrant and The Huntington National Bank relating to The Monitor Intermediate Government Income Fund (filed herewith)
(6) Distribution Agreement, dated January 11, 1996, between the Registrant and SEI Financial Services Company (previously filed as Exhibit 6 to Post-Effective Amendment No. 20 and incorporated herein by reference)
(7)       Not applicable
(8) Custodian Contract of the Registrant (previously filed as Exhibit 8 to Post-Effective Amendment No. 19 and incorporated herein by reference)
(9) (i) Transfer Agency and Service Agreement, dated January 11, 1996, between the Registrant and SEI Financial Management Corporation (previously filed as Exhibit 9(i) to Post-Effective Amendment No. 20 and incorporated herein by reference)
          (ii) Sub-Transfer Agency and Service Agreement, dated February 10, 1996, between SEI Financial Management Corporation and State Street Bank and Trust Company (previously filed as Exhibit 9(ii) to Post-Effective Amendment No. 20 and incorporated herein by reference)
          (iii) Administration Agreement, dated January 11, 1996, between the Registrant and SEI Financial Management Corporation, as amended to date (filed herewith)
          (iv) Sub-Administration Agreement, dated March 24, 1996, between SEI Financial Management Corporation and The Huntington National Bank, as amended to date (filed herewith)
          (v) Consent to Assignment and Assumption Agreement for the Administration and Transfer Agency Agreements, dated January 30, 1997, between the Registrant and SEI Financial Management Corporation (previously filed as Exhibit 9(v) to Post-Effective Amendment No. 22 and incorporated herein by reference)
(10) Opinion and Consent of Counsel as to legality of shares being registered (filed herewith)
(11) (i) Consent of Price Waterhouse LLP, Independent Accountants (filed herewith)
          (ii) Consent of KPMG Peat Marwick LLP, Independent Auditors (filed herewith)
(12)      Not applicable
(13) Initial Capital Understanding (previously filed as Exhibit 13 to Post-Effective Amendment No. 20 and incorporated herein by reference)
(14)      Not applicable
(15) Distribution and Shareholder Services Plan, as amended to date (filed herewith)
(16)      Not applicable
(17)      Not applicable
(18)      Multiple Class Plan, as amended to date (filed herewith)
(24)      Powers of Attorney (filed herewith)

Item 25.  Persons Controlled by or Under Common Control with Registrant

     None.

Item 26.  Number of Holders of Securities


                                                       Number of Record Holders
Title of Class                                         as of November 19, 1997
--------------                                         -----------------------
Shares of Beneficial Interest of:

The Monitor Money Market Fund
      Trust Shares...........................................    68
      Investment Shares...................................... 1,794
The Monitor Ohio Municipal Money Market Fund
      Trust Shares...........................................     6
      Investment Shares......................................   219
The Monitor U.S. Treasury Money Market Fund
      Trust Shares...........................................     9
      Investment Shares......................................   317
The Monitor Growth Fund
      Trust Shares...........................................    91
      Investment Shares......................................   788
The Monitor Income Equity Fund
      Trust Shares...........................................    70
      Investment Shares......................................    21
The Monitor Mortgage Securities Fund
      Trust Shares...........................................    43
      Investment Shares......................................   186
The Monitor Ohio Tax-Free Fund
      Trust Shares...........................................    19
      Investment Shares......................................   129
The Monitor Fixed Income Securities Fund
      Trust Shares...........................................    54
      Investment Shares......................................   236
The Monitor Short/Intermediate Fixed Income Securities Fund
      Trust Shares...........................................    60
      Investment Shares......................................     4
The Monitor Michigan Tax-Free Fund
      Trust Shares...........................................     0
      Investment Shares......................................     0

Item 27.  Indemnification

     The response to this Item is incorporated by reference to Registrant's Post-Effective

Amendment No. 18 on Form N-1A filed April 26, 1994.

Item 28.  Business and Other Connections of Investment Adviser

     The Adviser. The Huntington National Bank, the successor to Huntington
Trust Company, N.A. ("Huntington") serves as investment adviser to the Registrant. Huntington is wholly-owned subsidiary of Huntington Bancshares
Incorporated ("Bancshares"). Huntington conducts a variety of trust activities.
To the knowledge of Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage in business for Bancshares.
Set forth below are the names and principal businesses of the directors and executive officers of Huntington who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee.

Executive Officers and                      Principal Other Business(es) During
Directors of Huntington                     at Least the Last Two Fiscal Years
-----------------------                     ----------------------------------
Friedrich K.M. Bohm, Director............   Managing Partner, NBBJ East Limited Partnership
Douglas G. Borror, Director..............   President, Dominion Corporation
William E. Conway, Director..............   Chairman, Fairmount Minerals, Ltd.
Maurice A. Cox, Jr., Director............   Chief Executive Officer, The Ohio Partners, LLC
Peter H. Edwards, Director...............   Chairman, Edwards Companies
Douglas E. Fairbanks, Director...........   Private investor
John B. Gerlach, Jr......................   Chairman, President and Chief Executive Officer, Lancaster
                                            Colony Corporation
Elaine H. Hairston, Director.............   Chancellor, Ohio Board of Regents
Edgar W. Ingram III, Director............   Chairman and Chief Executive Officer of White Castle
                                            Systems, Inc.
Pete A. Klisares, Director...............   Executive Vice President, Worthington Industries, Inc.
William M. Osborne, Jr., Director........   Private investor
Robert W. Rahal, Director................   President, Team Rahal, Inc.
John B. Schultz, Director................   Chairman, President and Chief Executive Officers, The
                                            Lamson & Sessions Co.
J. Richard Sisson, Director..............   Senior Vice President and Provost, The Ohio State University
Rodney Wasserstrom, Director.............   President and Chief Executive Officer, The Wasserstrom
                                            Company
William J. Williams, Director............   Private investor
William S. Williams, Director............   Vice Chairman, Chief Executive and Chief Financial Officer,
                                            The W.W. Williams Co., Inc.
Helen K. Wright, Director................   Private investor

     The Subadviser. Piper Capital Management Incorporated ("Piper Capital Management ") is the subadviser for The Monitor Mortgage Securities Fund. Piper was formed in 1985 and is a wholly-owned subsidiary of Piper Jaffray Companies Inc., a publicly held corporation engaged through its subsidiaries in various aspects of the financial services industry. The officers and directors of Piper Capital Management are as follows:

Name                     Title
----                     -----
William H. Ellis         Director and President
Bruce C. Huber           Director
David E. Rosedahl        Director
Charles N. Hayssen       Director
Momchilo Vucenich        Director
Richard Daly             Senior Vice President
Michael C. Derck         Senior Vice President
Paul Dow                 Senior Vice President
Richard W. Filippone     Senior Vice President
John J. Gibas            Senior Vice President
Marijo A. Goldstein      Senior Vice President
Mark R. Grotte           Senior Vice President
Jerry F. Gudmundson      Senior Vice President
Robert C. Hannah         Senior Vice President
Lynne Harrington         Senior Vice President
Kim Jenson               Senior Vice President
Russ Kappenman           Senior Vice President
Kimberly F. Kaul         Senior Vice President
Lisa A. Kenyon           Senior Vice President
Steven B. Markusen       Senior Vice President
Thomas S. McGlinch       Senior Vice President
Curt D. McLeod           Senior Vice President
Paula R. Meyer           Senior Vice President
Susan S. Miley           Senior Vice President and General Counsel
Robert H. Nelson         Senior Vice President
Gary Norstrem            Senior Vice President
Nancy S. Olsen           Senior Vice President
Ronald R. Reuss          Senior Vice President
Bruce D. Salvog          Senior Vice President
Sandra K. Shrewsbury     Senior Vice President
Eric L. Siedband         Senior Vice President
David M. Steele          Senior Vice President
Jill Thompson            Senior Vice President
Robert H. Weidenhammer   Senior Vice President
John G. Wenker           Senior Vice President
Douglas J. White         Senior Vice President
Cythia K. Castle         Vice President

Molly J. Destro          Vice President
Julie Deutz              Vice President
Rochelle Gonzo           Vice President
Joyce Halbe              Vice President
Joan L. Harrod           Vice President
Mary Hoyme               Vice President
Amy K. Johnson           Vice President
John Kightlinger         Vice President
Wan-Chong Kung           Vice President
Jane Longueville         Vice President
Brent Mellum             Vice President
Stephen C. Meyer         Vice President
Thomas Moore             Vice President
Chris Neuharth           Vice President
Paul D. Pearson          Vice President
Scott Richter            Vice President
Catherine M. Stienstra   Vice President
Shaista Tajamal          Vice President
Jane K. Welter           Vice President
Fong P. Woo              Vice President.

Item 29.  Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser:

          SEI Investments Distribution Co. ("SEI Distribution") is the Distributor of the Registrant's shares. SEI Distribution also acts as distributor for the following other investment companies:

                    SEI Daily Income Trust
                    SEI Liquid Asset Trust
                    SEI Tax Exempt Trust
                    SEI Index Funds
                    SEI Institutional Managed Trust
                    SEI International Trust
                    The Advisors' Inner Circle Fund
                    The Pillar Funds
                    CUFUND
                    STI Classic Funds
                    CoreFunds, Inc.
                    First American Funds, Inc.
                    First American Investment Funds, Inc.

                    The Arbor Fund
                    Boston 1784 Funds(R)
                    The PBHG Funds, Inc.
                    PBHG Insurances Series Fund, Inc.
                    Marquis Funds (R)
                    Morgan Grenfell Investment Trust
                    The Achievement Funds Trust
                    Bishop Street Funds
                    CrestFunds, Inc.
                    STI Classic Variable Trust
                    ARK Funds
                    FMB Funds, Inc.
                    SEI Asset Allocation Trust
                    TIP Funds
                    SEI Institutional Investments Trust
                    First American Strategy Funds, Inc.
                    HighMark Funds
                    Armada Funds.
                    Expedition Funds

SEI Distribution provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services and automated execution, clearing and settlement of securities transactions.

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Road, Oaks, Pennsylvania 19456:

                        Position and Office                                Position and Office
Name                    with Underwriter                                   with Registrant
----                    ----------------                                   -------------------
Alfred P. West, Jr.     Director, Chairman and CEO                         None
Henry H. Greer          Director, President and COO                        None
Carmen V. Romeo         Director, Executive Vice President and
                           President-Investment Advisory Group             None
Gilbert L. Beebower     Executive Vice President                           None
Richard B. Lieb         Executive Vice President and President-Investment
                           Services Division                               None
Dennis J. McGonigle     Executive Vice President                           None
Leo J. Dolan, Jr.       Senior Vice President                              None
Carl A. Guarino         Senior Vice President                              None
Larry Hutchison         Senior Vice President                              None



David G. Lee            Senior Vice President                              President and CEO
Jack May                Senior Vice President                              None
A. Keith McDowell       Senior Vice President                              None
Hartland J. McKeown     Senior Vice President                              None
Barbara J. Moore        Senior Vice President                              None
Kevin P. Robins         Senior Vice President, General Counsel and         Vice President and
                           Secretary                                       Assistant Secretary
Robert Wagner           Senior Vice President                              None
Patrick K. Walsh        Senior Vice President                              None
Robert Aller            Vice President                                     None
Marc H. Cahn            Vice President and Assistant Secretary             Vice President and
                                                                           Assistant Secretary
Gordon W. Carpenter     Vice President                                     None
Todd Cipperman          Vice President and Assistant Secretary             Vice President and
                                                                           Assistant Secretary
Robert Crudup           Vice President and Managing Director               None
Barbara Doyne           Vice President                                     None
Jeff Drennen            Vice President                                     None
Vic Galef               Vice President and Managing Director               None
Kathy Heilig            Vice President and Treasurer                       None
Michael Kantor          Vice President                                     None
Samuel King             Vice President                                     None
Kim Kirk                Vice President and Managing Director               None
Donald H. Korytowski    Vice President                                     None
John Krzeminski         Vice President and Managing Director               None
Carolyn McLaurin        Vice President and Managing Director               None
W. Kelso Morrill        Vice President                                     None
Joanne Nelson           Vice President                                     None
Barbara A. Nugent       Vice President and Assistant Secretary             Vice President and
                                                                           Assistant Secretary
Sandra K. Orlow         Vice President and Assistant Secretary             None
Donald Pepin            Vice President and Managing Director               None
Kim Rainey              Vice President                                     None
Mark Samuels            Vice President and Managing Director               None
Steve Smith             Vice President                                     None
Daniel Spaventa         Vice President                                     None
Kathryn L. Stanton      Vice President and Assistant Secretary             Vice President and
                                                                           Assistant Secretary
Wayne M. Withrow        Vice President and Managing Director               None
James Dougherty         Director of Brokerage Services                     None


Item 30.  Location of Accounts and Records

       All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

       SEI Fund Resources                        One Freedom Valley Road
       (Administrator, Transfer Agent and        Oaks, PA 19456
       Dividend Disbursing Agent)

       The Huntington National Bank              Huntington Center
       (Adviser, Custodian and Portfolio         41 South High Street
       Recordkeeper)                             Columbus, OH 43287

Item 31.  Management Services

       Not applicable.

Item 32.  Undertakings

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b) With respect to The Monitor Intermediate Government Income Fund, Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months after the effective date of this Post-Effective Amendment to its Registration Statement on Form N-1A.

(c) Registrant undertakes to call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's total outstanding shares of beneficial interest of all series of the Registrant. Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

(d) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders for The Monitor Intermediate Government Income Fund, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 24th day of November, 1997.

                         THE MONITOR FUNDS


                         By:/s/ DAVID G. LEE
                            ----------------------------------------
                               David G. Lee, President


       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on November 24, 1997:

NAME                                 TITLE

/s/ DAVID G. LEE               President and Chief Executive Officer
-----------------------------
David G. Lee

/s/ ROBERT DELLACROCE          Controller, Treasurer and Chief Financial Officer
-----------------------------
Robert DellaCroce

             *                 Trustee
_____________________________
David S. Schoedinger

             *                 Trustee
_____________________________
William R. Wise

             *                 Trustee
_____________________________
John M. Shary

*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney filed herewith.


By:/s/ DAVID G. LEE
   -------------------------------
    David G. Lee, Attorney-in-fact

                                 EXHIBIT INDEX

(5)(iii) Investment Advisory Agreement between the Registrant and The Huntington National Bank relating to The Monitor Intermediate Government Income Fund
(9)(iii) Administration Agreement, dated January 11, 1996, between the Registrant and SEI Financial Management Corporation, as amended to date
(9)(iv) Sub-Administration Agreement, dated March 24, 1996, between SEI Financial Management Corporation and The Huntington National Bank, as amended to date
(10) Opinion and Consent of Counsel as to legality of shares being registered
(11)     (i) Consent of Price Waterhouse LLP, Independent Auditors
         (ii) Consent of KPMG Peat Marwick LLP, Independent Auditors
(15)     Distribution and Shareholder Services Plan, as amended to date
(18)     Multiple Class Plan, as amended to date
(24)     Powers of Attorney